N-4	May 01, 2025 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	VARIABLE ANNUITY ACCT C OF VOYA RETIREMENT INSURANCE & ANNUITY Co
Entity Central Index Key	0000103007
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
Fees and Expenses [Text Block]

FEES AND EXPENSES

Charges for Early Withdrawals

If the Investor withdraws money from the Contract within ten (10) years following a specified date, the Investor can be assessed an early withdrawals charge equal to a maximum of 5% of the amount withdrawn. The specified date referenced in the preceding sentence can vary depending on the terms of the Contract and will be either: (1) the date the individual account was established; (2) the date the contract was established; or (3) the number of completed Purchase Payment Periods.

For example, if you make an early withdrawal from your Contract, you could pay a surrender charge of up to $7,000 on a $100,000 investment.

Please also note that withdrawals from the Guaranteed Accumulation Account are subject to a Market Value Adjustment, which can be either positive or negative (see APPENDIX B to this prospectus).

See “FEE TABLE - Transaction Expenses” and “CHARGES AND FEES - Transaction Fees - Early Withdrawal Charge.”

Transaction Charges

•   In addition to the early withdrawal charge, the Investor may also be charged for other transactions. If you take a loan from your Account Value, you may be subject to a Loan Initiation Fee not to exceed $125 per loan;

•   Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you may initiate; and

•   Charges for advisory services due to an independent advisory services agreement between you and an investment advisor may be deducted from the Contract value.

See “FEE TABLE - Transaction Expenses” and “CHARGES AND FEES.”

FEES AND EXPENSES (continued from previous page)

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. A Loan Interest Rate Spread (which is the difference between the rate charged and the rate credited on loans under your contract), or an Annual Loan administration fee is charged until the loan is repaid. These ongoing fees and expenses do not reflect any advisory fees due under an independent advisory services agreement with a participant, and if such charges were reflected, these ongoing fees and expenses would be higher.
	Annual Fee	Minimum	Maximum
	Base Contract Expenses	1.25%[1,2]	3.55%[1,2]
	Investment Options (Portfolio Company fees and expenses)	0.27%[3]	1.62%[3]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost Estimate: $2,761	Highest Annual Cost Estimate: $3,665

Assumes:

•  Investment of $100,000;

•  5% annual appreciation;

•  No optional benefits;

•  Fees and expenses of least expensive Fund;

•  No sales charges or advisory fees; and

•  No additional Purchase Payments, transfers or withdrawals.

Assumes:

•  Investment of $100,000

•  5% annual appreciation;

•  Fees and expenses of most expensive Fund;

•  Transferred Asset Benefit Charge

•  No sales charges or advisory fees; and

•  No additional Purchase Payments, transfers, or withdrawals.

See “FEE TABLE - Periodic Fees and Expenses” and “CHARGES AND FEES - Periodic Fees and Charges.”

[1]	As a percentage of average Account Value.
[2]	The Base Contract Expenses include (1) a mortality and expense risk charge, which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit and any guaranteed death benefit; (2) a $30 annual maintenance fee, (0.1848467% when converted to an annual percentage), which helps defray the administrative expenses we incur in establishing and maintaining the accounts, and may be reduced or eliminated in certain circumstances; and (3) a daily asset charge, which compensates us for the risks we assume under the Contracts and the expenses we expect to incur in administering the Contract. See “CHARGES AND FEES - Periodic Fees and Charges.”
[3]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2024, and will vary from year to year.

Charges for Early Withdrawals [Text Block]

Charges for Early Withdrawals

If the Investor withdraws money from the Contract within ten (10) years following a specified date, the Investor can be assessed an early withdrawals charge equal to a maximum of 5% of the amount withdrawn. The specified date referenced in the preceding sentence can vary depending on the terms of the Contract and will be either: (1) the date the individual account was established; (2) the date the contract was established; or (3) the number of completed Purchase Payment Periods.

For example, if you make an early withdrawal from your Contract, you could pay a surrender charge of up to $7,000 on a $100,000 investment.

Please also note that withdrawals from the Guaranteed Accumulation Account are subject to a Market Value Adjustment, which can be either positive or negative (see APPENDIX B to this prospectus).

See “FEE TABLE - Transaction Expenses” and “CHARGES AND FEES - Transaction Fees - Early Withdrawal Charge.”

Surrender Charge Phaseout Period, Years | yr	10
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Transaction Charges [Text Block]

Transaction Charges

•   In addition to the early withdrawal charge, the Investor may also be charged for other transactions. If you take a loan from your Account Value, you may be subject to a Loan Initiation Fee not to exceed $125 per loan;

•   Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you may initiate; and

•   Charges for advisory services due to an independent advisory services agreement between you and an investment advisor may be deducted from the Contract value.

See “FEE TABLE - Transaction Expenses” and “CHARGES AND FEES.”

Ongoing Fees and Expenses [Table Text Block]

FEES AND EXPENSES (continued from previous page)

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. A Loan Interest Rate Spread (which is the difference between the rate charged and the rate credited on loans under your contract), or an Annual Loan administration fee is charged until the loan is repaid. These ongoing fees and expenses do not reflect any advisory fees due under an independent advisory services agreement with a participant, and if such charges were reflected, these ongoing fees and expenses would be higher.
	Annual Fee	Minimum	Maximum
	Base Contract Expenses	1.25%[1,2]	3.55%[1,2]
	Investment Options (Portfolio Company fees and expenses)	0.27%[3]	1.62%[3]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost Estimate: $2,761	Highest Annual Cost Estimate: $3,665

Assumes:

•  Investment of $100,000;

•  5% annual appreciation;

•  No optional benefits;

•  Fees and expenses of least expensive Fund;

•  No sales charges or advisory fees; and

•  No additional Purchase Payments, transfers or withdrawals.

Assumes:

•  Investment of $100,000

•  5% annual appreciation;

•  Fees and expenses of most expensive Fund;

•  Transferred Asset Benefit Charge

•  No sales charges or advisory fees; and

•  No additional Purchase Payments, transfers, or withdrawals.

See “FEE TABLE - Periodic Fees and Expenses” and “CHARGES AND FEES - Periodic Fees and Charges.”

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.25%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	3.55%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of average Account Value.The Base Contract Expenses include (1) a mortalityand expense risk charge, which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit and any guaranteed death benefit; (2) a $30 annual maintenance fee, (0.1848467% when converted to an annual percentage), which helps defray the administrative expenses we incur in establishing and maintaining the accounts, and may be reduced or eliminated in certain circumstances; and (3) a daily asset charge, which compensates us for the risks we assume under the Contracts and the expenses we expect to incur in administering the Contract. See “CHARGES AND FEES - Periodic Fees and Charges.”
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.27%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.62%
Investment Options Footnotes [Text Block]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2024, and will vary from year to year.
Lowest and Highest Annual Cost [Table Text Block]

Lowest Annual Cost Estimate: $2,761	Highest Annual Cost Estimate: $3,665

Assumes:

•  Investment of $100,000;

•  5% annual appreciation;

•  No optional benefits;

•  Fees and expenses of least expensive Fund;

•  No sales charges or advisory fees; and

•  No additional Purchase Payments, transfers or withdrawals.

Assumes:

•  Investment of $100,000

•  5% annual appreciation;

•  Fees and expenses of most expensive Fund;

•  Transferred Asset Benefit Charge

•  No sales charges or advisory fees; and

•  No additional Purchase Payments, transfers, or withdrawals.

See “FEE TABLE - Periodic Fees and Expenses” and “CHARGES AND FEES - Periodic Fees and Charges.”

Lowest Annual Cost [Dollars]	$ 2,761
Highest Annual Cost [Dollars]	$ 3,665
Risks [Table Text Block]

RISKS
Risk of Loss	An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”
Not a Short Term Investment

This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Risks Associated with Investment Options

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the Guaranteed Accumulation Account and the other Fixed Interest Options) will have its own unique risks, and you should review these investment options before making an investment decision. If all or a portion of your Account Value in the Guaranteed Accumulation Account is withdrawn, you could experience a loss as to the amount invested in that account.

See “THE INVESTMENT OPTIONS - The Variable Investment Options” and “APPENDIX A, APPENDIX B, APPENDIX C and APPENDIX D.”

Insurance Company Risks

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, including under the Fixed Interest Options, guarantees or benefits are subject to the financial strength and claims paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-800-584-6001.

See “THE CONTRACT - The General Account.”

Investment Restrictions [Text Block]

•   Generally, the Contract Holder or you, if permitted by the plan, may select no more than 25 investment options at initial enrollment and no more than 97 during the accumulation phase of your account;

•   Some Subaccounts and Fixed Interest Options may not be available through certain Contracts, your plan or in some states. See your Contract or certificate for any state specific variations;

•   Not all Fixed Interest Options may be available;

•   There are certain restrictions on transfers from the Fixed Interest Options;

•   The Company reserves the right to combine two or more Subaccounts, close Subaccounts or substitute a new Fund for a Fund in which a Subaccount currently invests; and

•  The Contract is not designed to serve as a vehicle for frequent transfers. We actively monitor Fund transfer and reallocation actively to identify violations of our Excessive Trading Policy. Electronic trading privileges will be suspended if the Company determines, in its sole discretion, that our Excessive Trading Policy has been violated.

See “THE INVESTMENT OPTIONS - Selecting Investment Options and Right to Change the Separate Account” and “THE CONTRACT - Limits on Frequent or Disruptive Transfers.”

Optional Benefit Restrictions [Text Block]

•   We may discontinue or restrict the availability of an optional benefit;

•   The availability of certain benefits may vary based on employer and state approval;

•   The Transferred Asset Benefit Charge only applies if the Contract Holder has elected this option. If elected, the charge will apply to all participants under the Contract; and

•  If a participant elects to pay advisory fees from the Variable Investment Options, such deductions will reduce the death benefit amount and also may be subject to federal and state income taxes and a 10% federal tax penalty.

See “CHARGES AND FEES - Subaccount Administrative Adjustment Charge - (the “Platform Charge”) - Transferred Asset Benefit Charge,” “THE CONTRACT - Contract Provisions and Limitations - The Asset Rebalancing Program,” “DEATH BENEFIT - Death Benefit Options,” “SYSTEMATIC DISTRIBUTION OPTIONS - Availability of Systematic Distribution Options” and “LOANS - Availability.”

Tax Implications [Text Block]

•   You should consult with a tax and/or legal adviser to determine the tax implications of an investment in, and distributions received under, the Contract;

•   There is no additional tax benefit to the investor if the Contract is purchased through a tax-qualified plan or individual retirement account (“IRA”); and

•   Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

See “FEDERAL TAX CONSIDERATIONS.”

Investment Professional Compensation [Text Block]

•   We pay compensation to broker/dealers whose registered representatives sell the Contract.

•   Compensation may be paid in the form of commissions or other compensation, depending upon the agreement between the broker/dealers and the registered representative.

•   Because of this sales-based compensation, an investment professional may have a financial incentive to offer or recommend the Contract over another investment.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Exchanges [Text Block]

Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should exchange your Contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing Contract.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Item 4. Fee Table [Text Block]

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering or making withdrawals from the Contract. These fees and expenses do not reflect any advisory fee paid to an independent investment advisor retained by a participant, and if such charges were reflected, these fees and expenses would be higher. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender or make withdrawals from the Contract or take a loan from the Contract. State premium taxes may also be deducted.

Transaction Expenses

Maximum Early withdrawal Charge[4] (as a percentage of amount withdrawn, if applicable)
The Contract	5.00%
Maximum Loan Fee
Loan Initiation Fee[5]	$125.00
Premium Tax[6]	0.00% to 4.00%

[4]	This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “CHARGES AND FEES” section. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. These fees may be waived, reduced, or eliminated in certain circumstances. See “CHARGES AND FEES.”
[5]	If the Contract has a 0.0% Loan Interest Rate Spread, it may be subject to a loan initiation fee. If assessed, the loan initiation fee will apply to each outstanding loan taken and will be deducted from the Account Value. We reserve the right to change the fee charged for loan initiation, but not to exceed $125. See “LOANS - Things to Consider Before Initiating a Loan.”
[6]	We reserve the right to deduct a charge for premium taxes from your Account Value or from payments to the Account at any time, but not before there is a tax liability under state law. See “CHARGES AND FEES- Premium and Other Taxes.”

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

Annual Contract Expenses

Applicable to the Contract
Base Contract Expense[7,8] (as a percentage of average Account Value)	3.55%
Administrative Expense[8]	$30.00
Loan Interest Rate Spread (per annum)[9]	3.00%
Annual Loan Administration Fee[10]	$50.00

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. These amounts also include the Subaccount Administrative Adjustment Charge (the “Platform Charge”) if you choose to invest in certain Funds[11]. A complete list of the Funds available under the Contract, including their annual expenses, may be found in APPENDIX A of this prospectus.

Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2024)	0.61%	2.06%

See “CHARGES AND FEES - Fund Fees and Expenses” for additional information about the fees and expenses of the Funds, including information about the revenue we may receive from each of the Funds or the Funds’ affiliates.

[7]	The daily asset charge, included in the Base Contract Expenses, compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit, including any guaranteed death benefits. During the Income Phase, the charge is 1.25% on an annual basis. The transferred asset benefit charge also included in the Base Contract Expenses, covers the costs associated with providing the transferred asset benefit for Contract Holders who elect this option. The Base Contract Expenses also reflect an administration expense charge equal to 0.25% annually of your Account Value invested in the Subaccounts. See “CHARGES AND FEES - Periodic Fees and Charges - Daily Asset Charge.”
[8]	These fees may be waived, reduced, or eliminated in certain circumstances. See “CHARGES AND FEES.”
[9]	This is the difference between the rate charged and the rate credited on loans under your Contract. We reserve the right to assess a Loan Interest Rate Spread between 0.0% and 3.0% per annum. If applied, the Loan Interest Rate Spread is generally 2.5% per annum. The Loan Interest Rate Spread is charged until the loan is repaid in full. See “LOANS - Things to Consider Before Initiating a Loan.”
[10]	If the Contract has a 0.0% Loan Interest Rate Spread, it may be subject to an annual loan administration fee. If assessed, the annual loan maintenance fee will apply to each outstanding loan and will be deducted from the Account Value annually at the beginning of each calendar year. We reserve the right to change the annual fee charged for loan maintenance, but the fee shall not exceed $50. The Annual Loan administration fee is charged until the loan is repaid in full. See “LOANS - Things to Consider Before Initiating a Loan.”
[11]	The platform charge applies to a select group of investment options, identified in the Charges and Fees section. The charge is only assessed on assets invested in these investment options and varies based upon the investment option. For Contracts issued before May 1, 2004 (or state regulatory approval of the maximum 0.80% charge, whichever is later), the maximum platform charge is 0.50%. The maximum platform charge we currently apply is 0.60%. See “CHARGES AND FEES - Subaccount Administrative Adjustment Charge – (the “Platform Charge).”

When the platform charge is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively. See “CHARGES AND FEES - Periodic Fees and Charges - Subaccount Administrative Adjustment Charge – (the “Platform Charge”) for information about this charge on a select group of investment options.

Transaction Expenses [Table Text Block]

Transaction Expenses

Maximum Early withdrawal Charge[4] (as a percentage of amount withdrawn, if applicable)
The Contract	5.00%
Maximum Loan Fee
Loan Initiation Fee[5]	$125.00
Premium Tax[6]	0.00% to 4.00%

[4]	This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “CHARGES AND FEES” section. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. These fees may be waived, reduced, or eliminated in certain circumstances. See “CHARGES AND FEES.”
[5]	If the Contract has a 0.0% Loan Interest Rate Spread, it may be subject to a loan initiation fee. If assessed, the loan initiation fee will apply to each outstanding loan taken and will be deducted from the Account Value. We reserve the right to change the fee charged for loan initiation, but not to exceed $125. See “LOANS - Things to Consider Before Initiating a Loan.”
[6]	We reserve the right to deduct a charge for premium taxes from your Account Value or from payments to the Account at any time, but not before there is a tax liability under state law. See “CHARGES AND FEES- Premium and Other Taxes.”

Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Sales Load, Footnotes [Text Block]	This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “CHARGES AND FEES” section. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. These fees may be waived, reduced, or eliminated in certain circumstances. See “CHARGES AND FEES.”
Other Transaction Fee, Maximum [Dollars]	$ 125
Other Transaction Fee (of Other Amount), Maximum [Percent]	4.00%
Other Transaction Fee (of Other Amount), Minimum [Percent]	0.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	If the Contract has a 0.0% Loan Interest Rate Spread, it may be subject to a loan initiation fee. If assessed, the loan initiation fee will apply to each outstanding loan taken and will be deducted from the Account Value. We reserve the right to change the fee charged for loan initiation, but not to exceed $125. See “LOANS - Things to Consider Before Initiating a Loan.”We reserve the right to deduct a charge for premium taxes from your Account Value or from payments to the Account at any time, but not before there is a tax liability under state law. See “CHARGES AND FEES- Premium and Other Taxes.”
Annual Contract Expenses [Table Text Block]

Annual Contract Expenses

Applicable to the Contract
Base Contract Expense[7,8] (as a percentage of average Account Value)	3.55%
Administrative Expense[8]	$30.00
Loan Interest Rate Spread (per annum)[9]	3.00%
Annual Loan Administration Fee[10]	$50.00

Administrative Expense, Current [Dollars]	$ 30.00
Administrative Expense, Footnotes [Text Block]	These fees may be waived, reduced, or eliminated in certain circumstances. See “CHARGES AND FEES.”
Base Contract Expense (of Average Account Value), Current [Percent]	3.55%
Base Contract Expense, Footnotes [Text Block]	The daily asset charge, included in the Base Contract Expenses, compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit, including any guaranteed death benefits. During the Income Phase, the charge is 1.25% on an annual basis. The transferred asset benefit charge also included in the Base Contract Expenses, covers the costs associated with providing the transferred asset benefit for Contract Holders who elect this option. The Base Contract Expenses also reflect an administration expense charge equal to 0.25% annually of your Account Value invested in the Subaccounts. See “CHARGES AND FEES - Periodic Fees and Charges - Daily Asset Charge.”These fees may be waived, reduced, or eliminated in certain circumstances. See “CHARGES AND FEES.”
Optional Benefit Expense (of Other Amount), Current [Percent]	3.00%
Optional Benefit Expense, Footnotes [Text Block]	This is the difference between the rate charged and the rate credited on loans under your Contract. We reserve the right to assess a Loan Interest Rate Spread between 0.0% and 3.0% per annum. If applied, the Loan Interest Rate Spread is generally 2.5% per annum. The Loan Interest Rate Spread is charged until the loan is repaid in full. See “LOANS - Things to Consider Before Initiating a Loan.”
Other Annual Expense, Current [Dollars]	$ 50.00
Other Annual Expense, Footnotes [Text Block]	If the Contract has a 0.0% Loan Interest Rate Spread, it may be subject to an annual loan administration fee. If assessed, the annual loan maintenance fee will apply to each outstanding loan and will be deducted from the Account Value annually at the beginning of each calendar year. We reserve the right to change the annual fee charged for loan maintenance, but the fee shall not exceed $50. The Annual Loan administration fee is charged until the loan is repaid in full. See “LOANS - Things to Consider Before Initiating a Loan.”
Annual Portfolio Company Expenses [Table Text Block]

Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2024)	0.61%	2.06%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2024)
Portfolio Company Expenses Minimum [Percent]	0.61%
Portfolio Company Expenses Maximum [Percent]	2.06%
Portfolio Company Expenses, Footnotes [Text Block]	The platform charge applies to a select group of investment options, identified in the Charges and Fees section. The charge is only assessed on assets invested in these investment options and varies based upon the investment option. For Contracts issued before May 1, 2004 (or state regulatory approval of the maximum 0.80% charge, whichever is later), the maximum platform charge is 0.50%. The maximum platform charge we currently apply is 0.60%. See “CHARGES AND FEES - Subaccount Administrative Adjustment Charge – (the “Platform Charge).”
Surrender Example [Table Text Block]
Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$9,810	$19,460	$28,139	$51,232

Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,810
Surrender Expense, 3 Years, Maximum [Dollars]	19,460
Surrender Expense, 5 Years, Maximum [Dollars]	28,139
Surrender Expense, 10 Years, Maximum [Dollars]	$ 51,232
No Surrender Example [Table Text Block]

Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$4,800	$14,429	$24,097	$51,232

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,800
No Surrender Expense, 3 Years, Maximum [Dollars]	14,429
No Surrender Expense, 5 Years, Maximum [Dollars]	24,097
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 51,232
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

The decision to participate or invest in the Contract should be discussed with your financial representative. Make sure that you understand the risks you will face when you consider an investment in the Contract.

There are risks associated with investing in the Contract.

•	Investment Risk - You bear the risk of any decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts. Those Funds could decline in the value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying Fund. The investment risks are described in the prospectuses for the underlying Funds. There also is investment risk associated with an investment in the Guaranteed Accumulation Account. As discussed in APPENDIX B to this prospectus, if interest rates at the time of a withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account;

•	Withdrawal Risk – You should carefully consider the risk associated with withdrawals, including a surrender of the participant’s certificate and a withdrawal under a certificate. A surrender or partial withdrawal may be subject to federal and state taxes, including a 10% federal income tax penalty on the taxable portion of the withdrawal, if taken prior to age 59½. Surrendering the participant certificate terminates the certificate. You should also consider the impact that a partial withdrawal may have on the benefits under a participant certificate, potentially including partial withdrawals to pay adviser fees. If a participant retains an investment adviser and elects to pay advisory fees from the participant’s account, such deductions will reduce death benefit amounts and may be subject to federal and state income taxes and a 10% federal penalty tax. Because of Contract features like the Early Withdrawal Charge and given the tax consequences referred to above, you should not view the Contract as a short-term savings vehicle;
•	Insurance Company Insolvency - It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore become unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we have promised;
•	Tax Consequences - Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the Contract.
•	Short-Term Investment - You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are age 59½; and
•	Cyber Security and Certain Business Continuity Risks - Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance its existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure Investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.
•	Payment of Advisory Fee from Contract Value - The Advisory Fee will be paid from the Contract Value. The amount is subject to the financial strength and claims paying ability of the Company.

Item 10. Benefits Available (N-4) [Text Block]

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the benefits available under the Contract.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Account Value Death Benefit	Pays a death benefit equal to the Account Value	Standard	No additional fee for this death benefit.

For amounts held in the Guaranteed Accumulation Account, if a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Any advisory fees deducted reduce Account Value and thus reduce the amount of this death benefit.

*	Guaranteed period payments may not extend beyond the shorter of your life expectancy or until age 95.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Return of Purchase Payment Death Benefit

Death benefit is the greater of:

•   Your Account Value plus any positive aggregate market value adjustment that applies to amounts allocated to the Guaranteed Accumulation Account; or

•   The sum of payments (minus any applicable premium tax) made to your account minus withdrawals made from your account and any outstanding loan amount.

		Standard	No additional fee for this benefit.

If Beneficiary does not request payment of the death benefit as a lump sum or as an Income Phase payment option within six months of your death, the amount of the death benefit is the Account Value. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits. (See “Account Value Death Benefit”).

Any advisory fees deducted reduce the amount of this death benefit.

Asset Rebalancing Program	Allows you to reallocate your Account Value in the investments and percentages you identify.	Standard	No additional fee for this benefit.	Account Values invested in certain investment options may not be available for rebalancing under this program. Subaccount reallocations or changes outside of the asset rebalancing program may affect the program. Changes such as Fund mergers, substitutions or closures may also affect the program. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Systematic Distribution Options	Allows you to receive regular payments from your account without moving into the Income Phase.	Standard	No additional fee for this benefit.	If not required under the plan, VRIAC may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Loans	Allows you to borrow against your Account Value.	Standard	Loan Interest Rate Spread (per annum): 3.00%; or Loan Initiation Fee: $125 per loan; and Annual Loan Administration Fee: $50 per loan.	Amounts borrowed under a Contract do not participate in the investment performance of the Subaccounts and the interest guarantees of the Fixed Interest Options and you may lose the benefit of tax-deferred growth on earnings. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Transferred Asset Benefit Option (“TAB”)	The Company may provide a transferred asset benefit (“TAB”) option to the Contract Holder in connection with the purchase of the Contract in order to help defray charges that may apply when assets are transferred from another financial provider.	Optional	The Company will apply a dollar amount not to exceed 5% of the total plan assets transferred to the Company.	In the event that the Contract Holder elects the TAB option, there will be an additional transferred asset benefit charge not to exceed 1.00% (not to exceed 0.50% for contracts issued prior to September 27, 2010, or upon state regulatory approval of the maximum 1.00% charge, whichever is later), and a reduction in the Fixed Plus Account II or the Fixed Plus Account II A interest credited rate not to exceed 1.00% (not to exceed 0.50% for contracts issued prior to September 27, 2010, or upon state regulatory approval of the maximum 1.00% charge, whichever is later), which will apply to all participants under the Contract regardless of whether they receive the benefit of the TAB. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Deduction of Advisory Fees from Participant Account	Contract permits adviser retained by participant to have its fees deducted from participant account.	Standard	No additional fee for this benefit.

Advisory fees deducted reduce the amount of death benefit and may be treated as a withdrawal upon proper authorization – see discussion of each death benefit in this table above.

Withdrawal of advisory fees from a participant’s account may be subject to federal and state income taxes and a 10% federal penalty tax.

DEATH BENEFIT

The Contract provides a death benefit in the event of your death, which is payable to the Beneficiary named under the Contract (“Contract Beneficiary”) as follows:

•	Under Contracts issued in connection with most types of plans except voluntary 403(b) and Roth 403(b) plans, the Contract Holder must be named as the Contract Beneficiary, but may direct that we make any payments to the Beneficiary you name under the plan (“Plan Beneficiary”); and
•	Under Contracts issued in connection with voluntary 403(b) and Roth 403(b) plans, you may generally designate your own Contract Beneficiary who will normally be your Plan Beneficiary, as well.

During the Accumulation Phase

For death benefit information applicable to the Income Phase, see “THE INCOME PHASE - Death Benefit During the Income Phase.”

Payment Process

•	Following your death, the Contract Beneficiary (on behalf of the Plan Beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in Good Order;
•	The payment request should include selection of a benefit payment option (see below); and
•	Within seven calendar days after Customer Service receives proof of death acceptable to us and a payment request in Good Order, we will mail payment, unless otherwise requested.

Until a death benefit request is in Good Order and a payment option is selected, account dollars will remain invested as at the time of your death and no distributions will be made.

Benefit Payment Options

The following payment options are available, if allowed by the Tax Code:

•	Lump-sum payment;
•	Payment in accordance with any of the available Income Phase option (see “INCOME PHASE - Income Phase Payment Options”); or
•	Payment in accordance with an available systematic distribution option (subject to limitations). See “SYSTEMATIC DISTRIBUTION OPTIONS.”

The Account Value may also remain invested in the Contract; however, the Tax Code limits how long the death benefit proceeds may be left in this option.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

Death Benefit Options

The various death benefit options that may be made available by the Company under the Contract are listed below. For information about the death benefit applicable to you, please see your certificate/enrollment materials or the Contract (held by the Contract Holder).

Account Value Death Benefit. The death benefit will be based on your Account Value. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in APPENDIX D and in the Guaranteed Accumulation Account prospectus.

The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and a payment request in Good Order.

Any advisory fee deducted reduces Account Value on a dollar-for-dollar basis; and thus reduces the amount of this death benefit.

Return of Purchase Payment Death Benefit. Most contracts provide a guaranteed death benefit if the Contract Beneficiary (on behalf of the Plan Beneficiary, if applicable) elects a lump-sum distribution or an Income Phase payment option within six months of your death. For those Contracts, the guaranteed death benefit is the greater of:

•	Your Account Value on the day that Customer Service receives proof of death and a request for payment in Good Order plus any positive aggregate market value adjustment that applies to amounts allocated to the Guaranteed Accumulation Account; or
•	The sum of Purchase Payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account and any outstanding loan amount.

For example, if (a) the Account Value were $100,000 and (b) the sum of payments was $120,000 and (c) there had been no withdrawals and no premium tax and (d) there was an outstanding loan equal to $10,000, then the death benefit amount would equal $120,000 less $10,000 or $110,000.

In the event that the Contract Beneficiary does not request payment of the death benefit as a lump sum or as an Income Phase payment option within six months of your death, the amount of the death benefit is the Account Value as of the next valuation following Customer Service’s receipt of acceptable proof of death and a payment request in Good Order. See the Contract and/or certificate/enrollment materials for treatment of amounts held in the Guaranteed Accumulation Account.

There is no additional fee associated with the Return of Purchase Payment Death Benefit Option.

Any advisory fee deducted reduces each of the Account Value and the sum of Purchase Payments on a dollar-for-dollar cash basis, and thus reduces the amount of this death benefit.

Tax Code Requirements

If the death benefit is not taken in a lump sum by the end of the calendar year following your death, your beneficiary must satisfy the distribution rules imposed by the Tax Code. These rules recently changed for death occurring after January 1, 2020. Subject to certain exceptions most non-spouse beneficiaries must now complete death benefit distributions within ten years of your death in order to satisfy required minimum distribution rules. A beneficiary should consult a tax adviser. Failure to satisfy these rules can result in tax penalties. See “FEDERAL TAX CONSIDERATIONS” for additional information.

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Account Value Death Benefit	Pays a death benefit equal to the Account Value	Standard	No additional fee for this death benefit.

For amounts held in the Guaranteed Accumulation Account, if a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Any advisory fees deducted reduce Account Value and thus reduce the amount of this death benefit.

*	Guaranteed period payments may not extend beyond the shorter of your life expectancy or until age 95.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Return of Purchase Payment Death Benefit

Death benefit is the greater of:

•   Your Account Value plus any positive aggregate market value adjustment that applies to amounts allocated to the Guaranteed Accumulation Account; or

•   The sum of payments (minus any applicable premium tax) made to your account minus withdrawals made from your account and any outstanding loan amount.

		Standard	No additional fee for this benefit.

If Beneficiary does not request payment of the death benefit as a lump sum or as an Income Phase payment option within six months of your death, the amount of the death benefit is the Account Value. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits. (See “Account Value Death Benefit”).

Any advisory fees deducted reduce the amount of this death benefit.

Asset Rebalancing Program	Allows you to reallocate your Account Value in the investments and percentages you identify.	Standard	No additional fee for this benefit.	Account Values invested in certain investment options may not be available for rebalancing under this program. Subaccount reallocations or changes outside of the asset rebalancing program may affect the program. Changes such as Fund mergers, substitutions or closures may also affect the program. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Systematic Distribution Options	Allows you to receive regular payments from your account without moving into the Income Phase.	Standard	No additional fee for this benefit.	If not required under the plan, VRIAC may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Loans	Allows you to borrow against your Account Value.	Standard	Loan Interest Rate Spread (per annum): 3.00%; or Loan Initiation Fee: $125 per loan; and Annual Loan Administration Fee: $50 per loan.	Amounts borrowed under a Contract do not participate in the investment performance of the Subaccounts and the interest guarantees of the Fixed Interest Options and you may lose the benefit of tax-deferred growth on earnings. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Transferred Asset Benefit Option (“TAB”)	The Company may provide a transferred asset benefit (“TAB”) option to the Contract Holder in connection with the purchase of the Contract in order to help defray charges that may apply when assets are transferred from another financial provider.	Optional	The Company will apply a dollar amount not to exceed 5% of the total plan assets transferred to the Company.	In the event that the Contract Holder elects the TAB option, there will be an additional transferred asset benefit charge not to exceed 1.00% (not to exceed 0.50% for contracts issued prior to September 27, 2010, or upon state regulatory approval of the maximum 1.00% charge, whichever is later), and a reduction in the Fixed Plus Account II or the Fixed Plus Account II A interest credited rate not to exceed 1.00% (not to exceed 0.50% for contracts issued prior to September 27, 2010, or upon state regulatory approval of the maximum 1.00% charge, whichever is later), which will apply to all participants under the Contract regardless of whether they receive the benefit of the TAB. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Deduction of Advisory Fees from Participant Account	Contract permits adviser retained by participant to have its fees deducted from participant account.	Standard	No additional fee for this benefit.

Advisory fees deducted reduce the amount of death benefit and may be treated as a withdrawal upon proper authorization – see discussion of each death benefit in this table above.

Withdrawal of advisory fees from a participant’s account may be subject to federal and state income taxes and a 10% federal penalty tax.

Optional Benefit Expense (of Other Amount), Current [Percent]	3.00%
Optional Benefit Expense, Footnotes [Text Block]	This is the difference between the rate charged and the rate credited on loans under your Contract. We reserve the right to assess a Loan Interest Rate Spread between 0.0% and 3.0% per annum. If applied, the Loan Interest Rate Spread is generally 2.5% per annum. The Loan Interest Rate Spread is charged until the loan is repaid in full. See “LOANS - Things to Consider Before Initiating a Loan.”
Benefits Description [Table Text Block]

DEATH BENEFIT

The Contract provides a death benefit in the event of your death, which is payable to the Beneficiary named under the Contract (“Contract Beneficiary”) as follows:

•	Under Contracts issued in connection with most types of plans except voluntary 403(b) and Roth 403(b) plans, the Contract Holder must be named as the Contract Beneficiary, but may direct that we make any payments to the Beneficiary you name under the plan (“Plan Beneficiary”); and
•	Under Contracts issued in connection with voluntary 403(b) and Roth 403(b) plans, you may generally designate your own Contract Beneficiary who will normally be your Plan Beneficiary, as well.

During the Accumulation Phase

For death benefit information applicable to the Income Phase, see “THE INCOME PHASE - Death Benefit During the Income Phase.”

Payment Process

•	Following your death, the Contract Beneficiary (on behalf of the Plan Beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in Good Order;
•	The payment request should include selection of a benefit payment option (see below); and
•	Within seven calendar days after Customer Service receives proof of death acceptable to us and a payment request in Good Order, we will mail payment, unless otherwise requested.

Until a death benefit request is in Good Order and a payment option is selected, account dollars will remain invested as at the time of your death and no distributions will be made.

Benefit Payment Options

The following payment options are available, if allowed by the Tax Code:

•	Lump-sum payment;
•	Payment in accordance with any of the available Income Phase option (see “INCOME PHASE - Income Phase Payment Options”); or
•	Payment in accordance with an available systematic distribution option (subject to limitations). See “SYSTEMATIC DISTRIBUTION OPTIONS.”

The Account Value may also remain invested in the Contract; however, the Tax Code limits how long the death benefit proceeds may be left in this option.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

Death Benefit Options

The various death benefit options that may be made available by the Company under the Contract are listed below. For information about the death benefit applicable to you, please see your certificate/enrollment materials or the Contract (held by the Contract Holder).

Account Value Death Benefit. The death benefit will be based on your Account Value. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in APPENDIX D and in the Guaranteed Accumulation Account prospectus.

The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and a payment request in Good Order.

Any advisory fee deducted reduces Account Value on a dollar-for-dollar basis; and thus reduces the amount of this death benefit.

Return of Purchase Payment Death Benefit. Most contracts provide a guaranteed death benefit if the Contract Beneficiary (on behalf of the Plan Beneficiary, if applicable) elects a lump-sum distribution or an Income Phase payment option within six months of your death. For those Contracts, the guaranteed death benefit is the greater of:

•	Your Account Value on the day that Customer Service receives proof of death and a request for payment in Good Order plus any positive aggregate market value adjustment that applies to amounts allocated to the Guaranteed Accumulation Account; or
•	The sum of Purchase Payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account and any outstanding loan amount.

For example, if (a) the Account Value were $100,000 and (b) the sum of payments was $120,000 and (c) there had been no withdrawals and no premium tax and (d) there was an outstanding loan equal to $10,000, then the death benefit amount would equal $120,000 less $10,000 or $110,000.

In the event that the Contract Beneficiary does not request payment of the death benefit as a lump sum or as an Income Phase payment option within six months of your death, the amount of the death benefit is the Account Value as of the next valuation following Customer Service’s receipt of acceptable proof of death and a payment request in Good Order. See the Contract and/or certificate/enrollment materials for treatment of amounts held in the Guaranteed Accumulation Account.

There is no additional fee associated with the Return of Purchase Payment Death Benefit Option.

Any advisory fee deducted reduces each of the Account Value and the sum of Purchase Payments on a dollar-for-dollar cash basis, and thus reduces the amount of this death benefit.

Tax Code Requirements

If the death benefit is not taken in a lump sum by the end of the calendar year following your death, your beneficiary must satisfy the distribution rules imposed by the Tax Code. These rules recently changed for death occurring after January 1, 2020. Subject to certain exceptions most non-spouse beneficiaries must now complete death benefit distributions within ten years of your death in order to satisfy required minimum distribution rules. A beneficiary should consult a tax adviser. Failure to satisfy these rules can result in tax penalties. See “FEDERAL TAX CONSIDERATIONS” for additional information.

Operation of Benefit [Text Block]

Death Benefit Options

The various death benefit options that may be made available by the Company under the Contract are listed below. For information about the death benefit applicable to you, please see your certificate/enrollment materials or the Contract (held by the Contract Holder).

Account Value Death Benefit. The death benefit will be based on your Account Value. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in APPENDIX D and in the Guaranteed Accumulation Account prospectus.

The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and a payment request in Good Order.

Any advisory fee deducted reduces Account Value on a dollar-for-dollar basis; and thus reduces the amount of this death benefit.

Return of Purchase Payment Death Benefit. Most contracts provide a guaranteed death benefit if the Contract Beneficiary (on behalf of the Plan Beneficiary, if applicable) elects a lump-sum distribution or an Income Phase payment option within six months of your death. For those Contracts, the guaranteed death benefit is the greater of:

•	Your Account Value on the day that Customer Service receives proof of death and a request for payment in Good Order plus any positive aggregate market value adjustment that applies to amounts allocated to the Guaranteed Accumulation Account; or
•	The sum of Purchase Payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account and any outstanding loan amount.

For example, if (a) the Account Value were $100,000 and (b) the sum of payments was $120,000 and (c) there had been no withdrawals and no premium tax and (d) there was an outstanding loan equal to $10,000, then the death benefit amount would equal $120,000 less $10,000 or $110,000.

In the event that the Contract Beneficiary does not request payment of the death benefit as a lump sum or as an Income Phase payment option within six months of your death, the amount of the death benefit is the Account Value as of the next valuation following Customer Service’s receipt of acceptable proof of death and a payment request in Good Order. See the Contract and/or certificate/enrollment materials for treatment of amounts held in the Guaranteed Accumulation Account.

There is no additional fee associated with the Return of Purchase Payment Death Benefit Option.

Any advisory fee deducted reduces each of the Account Value and the sum of Purchase Payments on a dollar-for-dollar cash basis, and thus reduces the amount of this death benefit.

Calculation Method of Benefit [Text Block]

Benefit Payment Options

The following payment options are available, if allowed by the Tax Code:

•	Lump-sum payment;
•	Payment in accordance with any of the available Income Phase option (see “INCOME PHASE - Income Phase Payment Options”); or
•	Payment in accordance with an available systematic distribution option (subject to limitations). See “SYSTEMATIC DISTRIBUTION OPTIONS.”

The Account Value may also remain invested in the Contract; however, the Tax Code limits how long the death benefit proceeds may be left in this option.

Item 17. Portfolio Companies (N-4) [Text Block]

APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds.

More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=isp&cid=voyavpx&fid=92912K216. You can also request this information at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects the fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks long-term growth of capital.	AB Relative Value Fund (Class A)[1] Investment Adviser: AllianceBernstein L.P.	0.90%	0.20%	1.10%	12.68%	9.48%	9.31%
Seeks long-term capital appreciation.	Alger Capital Appreciation Fund (Class A)[1] Investment Adviser: Fred Alger Management, LLC	1.28%	0.10%	1.38%	49.70%	17.64%	15.30%
Seeks long-term capital appreciation.	Alger Responsible Investing Fund (Class A)[1] Investment Adviser: Fred Alger Management, LLC	1.09%	0.10%	1.19%	25.94%	14.92%	13.40%
Seeks long-term capital growth, consistent with Islamic principles.	Amana Growth Fund (Investor Shares)[1] Investment Adviser: Saturna Capital Corporation	0.87%	0.25%	1.12%	15.75%	15.42%	14.46%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[1]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks current income and preservation of capital, consistent with Islamic principles. Current income is the Fund’s primary objective.	Amana Income Fund (Investor Shares)[2] Investment Adviser: Saturna Capital Corporation	1.02%	0.25%	1.27%	12.88%	10.31%	9.62%
Seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.	American Century Investments® Inflation-Adjusted Bond Fund (Investor Class)[2] Investment Adviser: American Century Investment Management, Inc.	0.54%	0.35%	0.89%	1.68%	1.52%	1.82%
Seeks to provide (1) conservation of capital, (2) current income and (3) long-term growth of capital and income.	American Funds® - American Balanced Fund® (Class R3)[2] Investment Adviser: Capital Research and Management CompanySM	0.89%	N/A	N/A	14.57%	7.77%	7.77%
Seeks to provide long-term growth of capital while providing current income.	American Funds® - Capital World Growth and Income Fund® (Class R3)[2] Investment Adviser: Capital Research and Management CompanySM	1.06%	N/A	N/A	13.53%	8.21%	7.87%
Seeks to provide long-term growth of capital.	American Funds® - EuroPacific Growth Fund® (Class R3)[2] Investment Adviser: Capital Research and Management CompanySM	1.12%	N/A	N/A	4.36%	3.27%	4.98%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[2]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks to achieve long-term growth of capital and income.	American Funds® - Fundamental Investors® (Class R3)[3] Investment Adviser: Capital Research and Management CompanySM	0.93%	N/A	N/A	22.63%	12.31%	11.63%
Seeks to provide long-term growth of capital. However future income will remain a consideration in the management of the Fund.	American Funds® - New Perspective Fund® (Class R3)[3] Investment Adviser: Capital Research and Management CompanySM	1.06%	N/A	N/A	16.39%	10.75%	10.75%
Seeks to provide growth of capital.	American Funds® - The Growth Fund of America® (Class R3)[3] Investment Adviser: Capital Research and Management CompanySM	0.94%	N/A	N/A	28.02%	14.58%	13.29%
Seeks to provide current income while secondarily striving for capital growth.	American Funds® - The Income Fund of America® (Class R3)[3] Investment Adviser: Capital Research and Management CompanySM	0.91%	N/A	N/A	10.52%	6.22%	6.34%
Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds® - Washington Mutual Investors FundSM (Class R3)[3] Investment Adviser: Capital Research and Management CompanySM	0.91%	N/A	N/A	18.57%	11.68%	10.96%
Seeks long-term capital appreciation.	Ariel Appreciation Fund (Investor Class)[3] Investment Adviser: Ariel Investments, LLC	1.13%	0.35%	1.48%	6.30%	6.83%	6.13%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[3]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Ariel Fund (Investor Class)[4] Investment Adviser: Ariel Investments, LLC	0.99%	0.35%	1.34%	11.79%	8.56%	7.62%
Seeks maximum long– term capital growth.	Artisan International Fund (Investor Class)[4] Investment Adviser: Artisan Partners Limited Partnership	1.19%	0.25%	1.44%	10.64%	3.58%	4.56%
Seeks long-term total return and current income.	BlackRock Equity Dividend Fund (Investor A)[4] Investment Adviser: BlackRock Advisors, LLC	0.94%	0.10%	1.04%	9.55%	7.98%	8.81%
Seeks capital appreciation and, secondarily, income by investing in securities, primarily equity securities that Fund management believes are undervalued and therefore represent an investment value.	BlackRock Mid Cap Value Fund (Investor A)[4] Investment Adviser: BlackRock Advisors, LLC	1.00%	0.10%	1.10%	9.11%	9.59%	8.59%
Seeks long-term capital appreciation.	Columbia Acorn® Fund (Class A)[4] Investment Adviser: Columbia Wanger Asset Management, LLC	1.08%	0.20%	1.28%	14.15%	5.18%	7.59%
Seeks to provide shareholders with high level of current income as its primary objective and, as its secondary objective, capital growth.	Columbia High Yield Bond Fund (Class S)***,4 Investment Adviser: Columbia Management Investment Advisers, LLC	0.73%	N/A	N/A	6.95%	3.28%	4.30%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
***	Effective October 4, 2024, the Columbia High Yield Bond Fund (Advisor Class) converted to the Columbia High Yield Bond Fund (Institutional Class) and exchanged it to the Columbia High Yield Bond Fund (Class S).
[4]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks to provide shareholders with a high level of current income and as a secondary objective, steady growth of capital.	Columbia Large Cap Value Fund (Institutional Class)***,[5] Investment Adviser: Columbia Management Investment Advisers, LLC	0.72%	N/A	N/A	15.78%	9.61%	9.21%
Seeks long-term capital appreciation.	Columbia Select Mid Cap Value Fund (Class A)[5] Investment Adviser: Columbia Management Investment Advisers, LLC	1.15%	0.20%	1.35%	12.86%	9.62%	8.22%
Seeks long-term growth of principal and income.	Dodge & Cox International Stock Fund (Class I)[5,6] Investment Adviser: Dodge & Cox	0.62%	0.50%	1.12%	3.80%	5.06%	4.37%
Seeks long-term growth of principal and income. A secondary objective is to achieve a reasonable current income.	Dodge & Cox Stock Fund (Class I)[6] Investment Adviser: Dodge & Cox	0.51%	0.50%	1.01%	14.51%	11.99%	10.85%
Seeks total return.	Eaton Vance Large-Cap Value Fund (Class R)[5,7] Investment Adviser: Boston Management and Research (BMR), a subsidiary of Eaton Vance Management. Investment adviser to the Large-Cap Value Portfolio	1.28%	N/A	N/A	11.20%	7.99%	8.11%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
***	Effective October 4, 2024, the Columbia High Yield Bond Fund (Advisor Class) converted to the Columbia High Yield Bond Fund (Institutional Class) and exchanged it to the Columbia High Yield Bond Fund (Class S).
[5]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[6]	Dodge & Cox International Stock Fund is only available to plans offering the Fund prior to January 16, 2015.
[7]	Eaton Vance Large-Cap Value Fund invests all of its investable assets in interests in Large-Cap Value Portfolio, which has the same investment objective and policies as the Fund.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks capital appreciation.	Fidelity Advisor® New Insights Fund (Class I)[8] Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadviser(s): FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.40%	0.40%	0.80%	35.22%	15.66%	13.68%
Seeks a high level of current income. The Fund may also seek capital appreciation.	Fidelity Advisor® Strategic Income Fund (Class A)[8] Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadviser(s): FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) and FIL Investments (Japan) Limited	0.96%	N/A	N/A	5.68%	2.59%	3.44%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[8]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.56%	0.40%	0.96%	33.79%	17.04%	13.62%
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income PortfolioSM (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.47%	0.40%	0.87%	15.35%	10.08%	9.21%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.58%	0.40%	0.98%	30.39%	18.93%	16.63%
Seeks capital appreciation.	Franklin Mutual Global Discovery Fund (Class R)[9] Investment Adviser: Franklin Mutual Advisers, LLC	1.46%	N/A	N/A	4.32%	6.09%	5.74%
Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2)[10] Investment Adviser: Franklin Mutual Advisers, LLC	0.91%	0.20%	1.11%	11.71%	8.36%	8.17%
Seeks long-term capital growth.	Franklin Small-Mid Cap Growth Fund (Class A)[9] Investment Adviser: Franklin Advisers, Inc.	0.86%	0.20%	1.06%	11.36%	9.99%	9.66%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[9]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[10]	The Franklin Small Cap Value VIP Fund is closed to investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to this Fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks income and conservation of principal and secondarily long-term growth of capital.	Impax Sustainable Allocation Fund (Investor Class) Investment Adviser: Impax Asset Management LLC	0.92%	0.20%	1.12%	7.50%	6.38%	6.52%
Seeks capital appreciation.	Invesco Developing Markets Fund (Class A)[11,12] Investment Adviser: Invesco Advisers, Inc.	1.26%	0.15%	1.41%	-1.39%	-2.31%	1.84%
Seeks capital appreciation.	Invesco Discovery Large Cap Fund (Class A)***,[11] Investment Adviser: Invesco Advisers, Inc.	1.21%	0.15%	1.36%	33.63%	15.53%	12.73%
Seeks capital appreciation.	Invesco Gold & Special Minerals Fund (Class A)[11] Investment Adviser: Invesco Advisers, Inc.	1.10%	0.15%	1.25%	13.06%	5.74%	8.45%
Seeks long-term growth of capital.	Invesco HealthCare Fund (Investor Class)[11] Investment Adviser: Invesco Advisers, Inc.	1.06%	0.15%	1.21%	3.97%	3.53%	5.17%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
***	Effective December 20, 2024, the Invesco Capital Appreciation Fund changed its name to Invesco Discovery Large Cap Fund.
[11]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[12]	The Invesco Developing Markets Fund is only available to plans offering the Fund prior to April 12, 2013.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks total return.	Invesco International Bond Fund (Class A)[13] Investment Adviser: Invesco Advisers, Inc.	1.05%	0.15%	1.20%	1.93%	-1.38%	0.85%
Seeks capital appreciation.	Invesco Main Street Mid Cap Fund® (Class A)[13] Investment Adviser: Invesco Advisers, Inc.	1.06%	0.15%	1.21%	17.07%	9.04%	7.99%
Seeks long-term growth of capital.	Invesco Small Cap Value Fund (Class A)[13] Investment Adviser: Invesco Advisers, Inc.	1.12%	0.20%	1.32%	24.53%	19.29%	11.76%
Seeks long-term capital appreciation.	Lazard Emerging Markets Equity Portfolio (Open Shares)[13,14] Investment Adviser: Lazard Asset Management LLC	1.34%	0.20%	1.54%	7.35%	3.12%	3.21%
Seek high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Bond Debenture Fund (Class R4) Investment Adviser: Lord, Abbett & Co. LLC	0.89%	N/A	N/A	6.75%	1.98%	3.74%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[13]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[14]	The Lazard Emerging Markets Equity Portfolio is only available to plans offering the portfolio prior to July 19, 2010.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks to deliver current income and the opportunity for capital appreciation by investing primarily in U.S. investment grade corporate, government, and mortgage- and asset-backed securities.	Lord Abbett Core Fixed Income Fund (Class A)[15,16] Investment Adviser: Lord, Abbett & Co. LLC	0.56%	0.20%	0.76%	2.01%	-0.10%	1.21%
Seeks to deliver long-term growth of capital by investing primarily in stocks of small U.S. companies.	Lord Abbett Developing Growth Fund (Class A)[15] Investment Adviser: Lord, Abbett & Co. LLC	0.94%	0.20%	1.14%	21.89%	7.26%	8.53%
Seeks to deliver long-term growth of capital by investing primarily in stocks of U.S. companies.	Lord Abbett Fundamental Equity Fund (Class A)[15] Investment Adviser: Lord, Abbett & Co. LLC	0.94%	0.20%	1.14%	20.59%	10.34%	8.81%
Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.	Lord Abbett Mid Cap Stock Fund (Class A)[15,17] Investment Adviser: Lord, Abbett & Co. LLC	1.03%	0.20%	1.23%	15.05%	9.37%	7.06%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[15]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[16]	The Lord Abbett Core Fixed Income Fund is only available to plans offering the Fund prior to December 31, 2015.
[17]	The Lord Abbett Mid Cap Stock Fund is only available to plans offering the Fund prior to September 1, 2005.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks to deliver long-term growth of capital by investing primarily in stocks of small U.S. companies.	Lord Abbett Small-Cap Value Fund (Class A)[18,19] Investment Adviser: Lord, Abbett & Co. LLC	1.19%	0.20%	1.39%	12.85%	6.80%	6.42%
Seeks total return.	NYLI CBRE Real Estate Fund (Class A)***,[18] Investment Adviser: New York Life Investment Management LLC Subadviser: CBRE Investment Management	1.18%	N/A	N/A	1.52%	3.19%	4.35%
Seeks long-term growth of capital.	NYLI Winslow Large Cap Growth Fund (Class R3)****,[18] Investment Adviser: New York Life Investment Management LLC Subadviser: Winslow Capital Management, Inc.	1.33%	N/A	N/A	28.93%	16.25%	14.64%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
***	Effective August 28, 2024, the MainStay CBRE Real Estate Fund (Class A) changed its name to the NYLI CBRE Real Estate Fund (Class A).
****	Effective August 28, 2024, the MainStay Winslow Large Cap Growth (Class R3) Fund changed its name to the NYLI Winslow Large Cap Growth Fund (Class R3).
[18]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[19]	The Lord Abbett Small-Cap Value Fund are only available to plans offering these Funds prior to September 1, 2005.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks capital appreciation.	Massachusetts Investors Growth Stock Fund (Class A)[20] Investment Adviser: Massachusetts Financial Services Company	0.71%	0.25%	0.96%	16.33%	12.49%	13.24%
Seeks growth of capital.	Neuberger Berman Genesis Fund® (Trust Class)[20] Investment Adviser: Neuberger Berman Investment Advisers LLC	1.09%	0.35%	1.44%	8.92%	8.36%	9.42%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman Sustainable Equity Fund (Trust Class)[20,21] Investment Adviser: Neuberger Berman Investment Advisers LLC	1.06%	0.35%	1.41%	27.93%	14.07%	11.43%
Seeks to maximize current income. Long-term capital appreciation is a secondary objective.	PIMCO Income Fund (Class A) Investment Adviser: Pacific Investment Management Company LLC	1.23%	N/A	N/A	5.01%	2.49%	3.86%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio (Admin Class) Investment Adviser: Pacific Investment Management Company LLC	0.84%	0.25%	1.09%	2.13%	1.93%	2.16%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[20]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[21]	The Neuberger Berman Sustainable Equity Fund is closed to new retirement plans.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Maximize total return through a combination of income and capital appreciation.	Pioneer High Yield Fund (Class A)***,22 Investment Adviser: Amundi Asset Management US, Inc.	1.11%	0.20%	1.31%	8.37%	3.06%	4.14%
Seeks a high level of current income.	Pioneer Strategic Income Fund (Class A)***,22 Investment Adviser: Amundi Asset Management US, Inc.	1.11%	0.20%	1.31%	4.32%	1.46%	2.63%
Seeks long-term growth of capital and current income.	Royce Small-Cap Total Return Fund (Service Class)[22] Investment Adviser: Royce	1.53%	0.35%	1.88%	9.69%	8.82%	7.99%
Seeks to provide long-term capital appreciation by investing primarily in mid-sized companies that appear to be undervalued.	T. Rowe Price Mid-Cap Value Fund (Class R)[22,23] Investment Adviser: T. Rowe Price Associates, Inc.	1.35%	N/A	N/A	15.69%	12.03%	9.44%
Seeks long-term capital growth.	Templeton Foreign Fund (Class A)[22] Investment Adviser: Templeton Global Advisors Limited	1.10%	0.20%	1.30%	-2.48%	3.35%	3.19%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
***	On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).
[22]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[23]	The T. Rowe Price Mid-Cap Value Fund is only available to plans offering the Fund prior to February 25, 2005.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks long-term growth of capital.	The Hartford International Opportunities Fund (Class R4)[24,25] Investment Adviser: Hartford Funds Management Company, LLC (“HFMC”) Subadviser: Wellington Management Company, LLP	1.11%	0.10%	1.21%	8.09%	4.91%	5.06%
Seeks long-term capital appreciation by investing in equity and debt securities of all types. The secondary, non-fundamental goal of the Fund is to seek some current income.	Thornburg International Equity Fund (Class R4)[24] Investment Adviser: Thornburg Investment Management, Inc. (“Thornburg”)	1.16%	0.10%	1.26%	11.27%	7.02%	6.44%
Seeks long-term capital appreciation and income growth.	Vanguard® Diversified Value Portfolio[24,26] Investment Adviser: Hotchkis and Wiley Capital Management, LLC (Hotchkis and Wiley), Lazard Asset Management LLC (Lazard)	0.29%	0.60%	0.89%	14.89%	12.24%	9.76%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[24]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[25]	The Hartford International Opportunities Fund is closed to new retirement plans.
[26]	Vanguard is a trademark of The Vanguard Group, Inc.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks to provide an above-average level of current income and reasonable long-term capital appreciation.	Vanguard® Equity Income Portfolio[27,28] Investment Adviser: Wellington Management Company LLP (Wellington Management, The Vanguard Group, Inc. (Vanguard)	0.27%	0.60%	0.87%	15.05%	9.87%	9.97%
Seeks to provide long-term capital appreciation.	Vanguard® Small Company Growth Portfolio[27,28] Investment Adviser: ArrowMark Partners, Vanguard Quantitative Equity Group	0.29%	0.60%	0.89%	11.38%	6.96%	8.66%
Seeks to provide long-term capital growth by investing primarily in common stocks.	Victory Sycamore Established Value Fund (Class A)[27,29] Investment Adviser: Victory Capital Management Inc.	0.90%	0.10%	1.00%	9.87%	10.72%	10.42%
Seeks to provide capital appreciation.	Victory Sycamore Small Company Opportunity Fund (Class R) Investment Adviser: Victory Capital Management Inc.	1.46%	0.60%	2.06%	4.95%	7.08%	8.74%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[27]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[28]	Vanguard is a trademark of The Vanguard Group, Inc.
[29]	The Victory Sycamore Established Value Fund is closed to new retirement investors. The Fund will continue to be available for investment by existing investors and through retirement plans that currently offer the Fund.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks long-term growth of capital and income.	Virtus NFJ Dividend Value Fund (Class A)[30] Investment Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group, LLC	1.02%	0.20%	1.22%	4.94%	6.22%	6.38%
Seeks long-term growth of capital and income.	Virtus NFJ Small-Cap Value Fund (Class A)[30] Investment Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group, LLC	1.17%	0.20%	1.37%	5.65%	5.23%	4.81%
Seeks to maximize income while maintaining prospects for capital appreciation.	Voya Balanced Income Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.61%	0.25%	0.86%	13.00%	4.23%	5.27%
Seeks to maximize total return through a combination of current income and capital appreciation.	Voya Global Bond Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.93%	N/A	N/A	-1.22%	-2.48%	0.28%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
***	Effective July 12, 2024, the Voya Balanced Portfolio (Class I) merged into the Voya Balanced Income Portfolio (Class I).
[30]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks capital appreciation.	Voya Global Insights Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	0.25%	1.00%	9.31%	7.80%	9.02%
Seeks a high level of current income consistent with liquidity and safety of principal through investment primarily in Government National Mortgage Association (“GNMA”) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the U.S. government.	Voya GNMA Income Fund (Class A)[31] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.84%	N/A	N/A	1.49%	-0.45%	0.84%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[31]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks to provide high current return consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class I)[32] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%	0.50%	0.93%	4.95%	2.28%	1.57%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I)[33] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	0.35%	1.02%	23.85%	15.28%	12.56%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[32]	There is no guarantee that the Voya Government Money Market Portfolio Subaccount will have a positive or level return.
[33]	The Voya Growth and Income Portfolio is only available to those Contracts that were offering the ING Opportunistic LargeCap Portfolio (Class I) as of August 20, 2010.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class S)[34] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.92%	0.10%	1.02%	23.56%	14.98%	12.27%
Seeks to provide investors with a high level of current income and total return.	Voya High Yield Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.72%	0.10%	0.82%	7.30%	3.13%	4.50%
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	0.40%	0.95%	25.20%	13.87%	12.39%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	0.40%	1.00%	9.91%	8.69%	15.17%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[34]	The Voya Growth and Income Portfolio is only available to those Contracts that were offering the ING Growth and Income Portfolio II (Class S) as of August 7, 2009.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	0.40%	1.00%	8.69%	8.38%	8.01%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2025 Portfolio (Class S2)[35] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.61%	N/A	N/A	8.71%	5.13%	5.62%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[35]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2030 Portfolio (Class S2)[36,37] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.63%	N/A	N/A	10.00%	5.94%	6.43%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[36]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[37]	This Fund is available under your variable annuity Contract. If this Fund was not added to your plan by September 1, 2021, the Fund was automatically made available to your plan on or about November 12, 2021.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2035 Portfolio (Class S2)[38] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.62%	N/A	N/A	11.77%	6.73%	6.97%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[38]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2040 Portfolio (Class S2)[39,40] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.65%	N/A	N/A	13.11%	7.88%	7.67%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[39]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[40]	This Fund is available under your variable annuity Contract. If this Fund was not added to your plan by September 1, 2021, the Fund was automatically made available to your plan on or about November 12, 2021.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2045 Portfolio (Class S2)[41] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.63%	N/A	N/A	14.35%	8.51%	8.06%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[41]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2050 Portfolio (Class S2)[42,43] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	N/A	N/A	14.83%	8.55%	8.13%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[42]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[43]	This Fund is available under your variable annuity Contract. If this Fund was not added to your plan by September 1, 2021, the Fund was automatically made available to your plan on or about November 12, 2021.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2055 Portfolio (Class S2)[44] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	N/A	N/A	14.90%	8.62%	8.14%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[44]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2060 Portfolio (Class S2)[45,46] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	N/A	N/A	14.96%	8.71%	N/A

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[45]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[46]	This Fund is available under your variable annuity Contract. If this Fund was not added to your plan by September 1, 2021, the Fund was automatically made available to your plan on or about November 12, 2021.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2065 Portfolio (Class S2)[47,48] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.72%	N/A	N/A	15.03%	N/A	N/A
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution Income Portfolio (Class S2)[47] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	N/A	N/A	6.49%	3.36%	3.76%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[47]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[48]	This Fund is available under your variable annuity Contract. If this Fund was not added to your plan by September 1, 2021, the Fund was automatically made available to your plan on or about November 12, 2021.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks to maximize total return consistent with reasonable risk.	Voya Intermediate Bond Fund (Class A)[49] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.72%	N/A	N/A	2.50%	-0.13%	1.64%
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	0.35%	0.90%	2.82%	0.17%	1.97%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class S)[50] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.99%	N/A	N/A	7.09%	4.31%	3.85%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[49]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[50]	This Fund employs a managed volatility strategy. See “INVESTMENT OPTIONS - The Variable Investment Options - Funds With Managed Volatility Strategies” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.46%	0.25%	0.71%	3.03%	4.39%	4.95%
A non-diversified Fund that seeks long-term capital appreciation.	Voya Large-Cap Growth Fund (Class A)[51] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.84%	N/A	N/A	34.62%	14.87%	13.91%
A non-diversified Portfolio that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class I)[52] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	N/A	N/A	34.80%	15.11%	14.26%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[51]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[52]	This Fund is only available to those Contracts that were offering the ING Lord Abbett Growth and Income Portfolio (Class I) and the ING Pioneer Equity Income Portfolio (Class I) prior to January 21, 2011. Class S shares remain available for investment under the Contract.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
A non-diversified Portfolio that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.92%	N/A	N/A	34.53%	14.82%	13.97%
Seeks long-term growth of capital and current income.	Voya Large Cap Value Fund (Class A)[53] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.10%	N/A	N/A	16.52%	11.11%	8.99%
Seeks long-term growth of capital and current income.	Voya Large Cap Value Portfolio (Class I)[54] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.69%	N/A	N/A	17.06%	11.70%	9.50%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[53]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[54]	This Fund is only available to those Contracts that were offering the ING Pioneer Equity Income Portfolio (Class I) and/or the Pioneer Mid Cap Value VCT Portfolio (Class I) prior to July 27, 2007. Class S shares remain available for investment under the Contract.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks long-term growth of capital and current income.	Voya Large Cap Value Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.94%	0.35%	1.29%	16.89%	11.40%	9.22%
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	0.15%	0.90%	15.91%	11.16%	10.60%
Seeks maximum long-term capital appreciation.	Voya Multi-Manager International Small Cap Fund (Class A)[55] Investment Adviser: Voya Investments, LLC Subadviser: Acadian Asset Management LLC and Victory Capital Management Inc.	1.53%	N/A	N/A	5.56%	5.45%	6.21%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[55]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	N/A	N/A	34.26%	19.70%	17.26%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.	Voya RussellTM Large Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.36%	0.25%	0.61%	26.95%	15.31%	13.63%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.	Voya RussellTM Large Cap Value Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.59%	N/A	N/A	14.66%	8.11%	8.06%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.	Voya RussellTM Mid Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%	0.25%	0.65%	14.90%	9.53%	9.22%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.	Voya RussellTM Small Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	0.25%	0.70%	11.13%	7.05%	7.51%
Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Voya Small Company Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	N/A	N/A	10.56%	6.97%	7.42%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	0.20%	1.06%	18.90%	7.90%	7.51%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2025 Portfolio (Class S2)[56] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.12%	N/A	N/A	8.44%	4.92%	5.53%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[56]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2030 Portfolio (Class S2)[57,58] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.12%	N/A	N/A	10.11%	5.98%	6.40%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[57]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[58]	This Fund is available under your variable annuity Contract. If this Fund was not added to your plan by September 1, 2021, the Fund was automatically made available to your plan on or about November 12, 2021.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class S2)[59] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.21%	N/A	N/A	11.68%	6.77%	6.87%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[59]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal.	Voya Solution 2040 Portfolio (Class S2)[60,61] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.13%	N/A	N/A	13.12%	7.87%	7.61%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[60]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[61]	This Fund is available under your variable annuity Contract. If this Fund was not added to your plan by September 1, 2021, the Fund was automatically made available to your plan on or about November 12, 2021.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class S2)[62] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.15%	N/A	N/A	14.13%	8.38%	7.75%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[62]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2050 Portfolio (Class S2)[63,64] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.76%	N/A	N/A	15.18%	8.91%	8.40%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[63]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[64]	This Fund is available under your variable annuity Contract. If this Fund was not added to your plan by September 1, 2021, the Fund was automatically made available to your plan on or about November 12, 2021.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal.	Voya Solution 2055 Portfolio (Class S2)[65] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.18%	N/A	N/A	14.90%	8.51%	7.87%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[65]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2060 Portfolio (Class S2)[66,67] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.18%	N/A	N/A	14.90%	8.44%	N/A

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[66]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[67]	This Fund is available under your variable annuity Contract. If this Fund was not added to your plan by September 1, 2021, the Fund was automatically made available to your plan on or about November 12, 2021.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2065 Portfolio (Class S2)[68,69] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.18%	N/A	N/A	14.99%	N/A	N/A
Seeks to provide capital appreciation.	Voya Solution Aggressive Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.89%	0.15%	1.04%	17.47%	9.74%	8.75%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
***	Effective July 12, 2024, the Voya Strategic Allocation Growth Portfolio (Class I) merged into the Voya Solution Aggressive Portfolio (Class I).
[68]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[69]	This Fund is available under your variable annuity Contract. If this Fund was not added to your plan by September 1, 2021, the Fund was automatically made available to your plan on or about November 12, 2021.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).	Voya Solution Balanced Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.80%	0.15%	0.95%	12.66%	6.89%	6.71%
Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.	Voya Solution Conservative Portfolio (Class I)**** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%	0.15%	0.81%	6.62%	3.29%	3.91%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class S2)[70] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.08%	N/A	N/A	6.06%	3.36%	3.91%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
***	Effective July 12, 2024, the Voya Strategic Allocation Moderate Portfolio (Class I) merged into the Voya Solution Balanced Portfolio (Class I)
****	Effective July 12, 2024, the Voya Strategic Allocation Conservative Portfolio (Class I) merged into the Voya Solution Conservative Portfolio (Class I).
[70]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Bloomberg U.S. Aggregate Bond Index.	Voya U.S. Bond Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.36%	0.25%	0.61%	0.80%	-0.65%	1.01%
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	1.10%	N/A	N/A	8.02%	7.89%	8.28%
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.25%	N/A	N/A	4.66%	8.03%	9.87%
Seeks total return including capital appreciation and current income.	VY® CBRE Real Estate Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Investment Management Listed Real Assets, LLC	1.00%	0.10%	1.10%	4.30%	4.24%	5.10%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks total return consisting of long-term capital appreciation and current income.	VY® Columbia Contrarian Core Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	0.96%	N/A	N/A	23.07%	14.71%	12.56%
Seeks long-term growth of capital.	VY® Columbia Small Cap Value II Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	1.18%	N/A	N/A	11.27%	9.91%	7.76%
Seeks capital growth and income.	VY® Invesco Comstock Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.95%	N/A	N/A	14.70%	11.29%	9.33%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.89%	N/A	N/A	11.71%	8.04%	7.07%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks long-term growth of capital and income.	VY® Invesco Growth and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.86%	0.10%	0.96%	16.15%	10.27%	8.83%
Seeks capital appreciation.	VY® JPMorgan Emerging Markets Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.44%	0.10%	1.54%	1.92%	-0.77%	3.70%
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio (Class S)[71] Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.10%	N/A	N/A	14.04%	8.39%	7.68%
Seeks capital growth over the long-term.	VY® JPMorgan Small Cap Core Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.13%	0.10%	1.23%	10.74%	7.06%	7.97%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[71]	The VY® JPMorgan Mid Cap Value Portfolio is only available to plans offering the Fund prior to February 7, 2014.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.89%	0.10%	0.99%	12.49%	10.35%	10.35%
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)[72] Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.80%	N/A	N/A	23.92%	11.22%	11.94%
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	1.05%	N/A	N/A	23.45%	10.92%	11.65%
Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.	VY® T. Rowe Price Equity Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.86%	0.10%	0.96%	11.45%	8.28%	8.17%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[72]	The VY® T. Rowe Price Diversified Mid Cap Growth Portfolio is only available to plans that were offering Class I prior to November 3, 2005. Class S shares remain available for investment under the Contract.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
A non-diversified Portfolio that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.96%	N/A	N/A	29.35%	12.89%	13.41%
Seeks long-term capital appreciation.	Wanger Acorn Investment Adviser: Columbia Wanger Asset Management, LLC	0.95%	0.20%	1.15%	14.18%	4.58%	8.12%
Seeks long-term capital appreciation.	Wanger International Investment Adviser: Columbia Wanger Asset Management, LLC	1.14%	0.20%	1.34%	-8.25%	-0.72%	3.07%
Seeks high current return.	Western Asset Mortgage Total Return Fund (Class A)[73] Investment Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: Western Asset Management Company, LLC	0.96%	0.05%	1.01%	3.11%	-1.00%	1.05%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[73]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.

Prospectuses Available [Text Block]

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds.

More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=isp&cid=voyavpx&fid=92912K216. You can also request this information at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects the fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks long-term growth of capital.	AB Relative Value Fund (Class A)[1] Investment Adviser: AllianceBernstein L.P.	0.90%	0.20%	1.10%	12.68%	9.48%	9.31%
Seeks long-term capital appreciation.	Alger Capital Appreciation Fund (Class A)[1] Investment Adviser: Fred Alger Management, LLC	1.28%	0.10%	1.38%	49.70%	17.64%	15.30%
Seeks long-term capital appreciation.	Alger Responsible Investing Fund (Class A)[1] Investment Adviser: Fred Alger Management, LLC	1.09%	0.10%	1.19%	25.94%	14.92%	13.40%
Seeks long-term capital growth, consistent with Islamic principles.	Amana Growth Fund (Investor Shares)[1] Investment Adviser: Saturna Capital Corporation	0.87%	0.25%	1.12%	15.75%	15.42%	14.46%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[1]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks current income and preservation of capital, consistent with Islamic principles. Current income is the Fund’s primary objective.	Amana Income Fund (Investor Shares)[2] Investment Adviser: Saturna Capital Corporation	1.02%	0.25%	1.27%	12.88%	10.31%	9.62%
Seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.	American Century Investments® Inflation-Adjusted Bond Fund (Investor Class)[2] Investment Adviser: American Century Investment Management, Inc.	0.54%	0.35%	0.89%	1.68%	1.52%	1.82%
Seeks to provide (1) conservation of capital, (2) current income and (3) long-term growth of capital and income.	American Funds® - American Balanced Fund® (Class R3)[2] Investment Adviser: Capital Research and Management CompanySM	0.89%	N/A	N/A	14.57%	7.77%	7.77%
Seeks to provide long-term growth of capital while providing current income.	American Funds® - Capital World Growth and Income Fund® (Class R3)[2] Investment Adviser: Capital Research and Management CompanySM	1.06%	N/A	N/A	13.53%	8.21%	7.87%
Seeks to provide long-term growth of capital.	American Funds® - EuroPacific Growth Fund® (Class R3)[2] Investment Adviser: Capital Research and Management CompanySM	1.12%	N/A	N/A	4.36%	3.27%	4.98%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[2]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks to achieve long-term growth of capital and income.	American Funds® - Fundamental Investors® (Class R3)[3] Investment Adviser: Capital Research and Management CompanySM	0.93%	N/A	N/A	22.63%	12.31%	11.63%
Seeks to provide long-term growth of capital. However future income will remain a consideration in the management of the Fund.	American Funds® - New Perspective Fund® (Class R3)[3] Investment Adviser: Capital Research and Management CompanySM	1.06%	N/A	N/A	16.39%	10.75%	10.75%
Seeks to provide growth of capital.	American Funds® - The Growth Fund of America® (Class R3)[3] Investment Adviser: Capital Research and Management CompanySM	0.94%	N/A	N/A	28.02%	14.58%	13.29%
Seeks to provide current income while secondarily striving for capital growth.	American Funds® - The Income Fund of America® (Class R3)[3] Investment Adviser: Capital Research and Management CompanySM	0.91%	N/A	N/A	10.52%	6.22%	6.34%
Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds® - Washington Mutual Investors FundSM (Class R3)[3] Investment Adviser: Capital Research and Management CompanySM	0.91%	N/A	N/A	18.57%	11.68%	10.96%
Seeks long-term capital appreciation.	Ariel Appreciation Fund (Investor Class)[3] Investment Adviser: Ariel Investments, LLC	1.13%	0.35%	1.48%	6.30%	6.83%	6.13%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[3]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Ariel Fund (Investor Class)[4] Investment Adviser: Ariel Investments, LLC	0.99%	0.35%	1.34%	11.79%	8.56%	7.62%
Seeks maximum long– term capital growth.	Artisan International Fund (Investor Class)[4] Investment Adviser: Artisan Partners Limited Partnership	1.19%	0.25%	1.44%	10.64%	3.58%	4.56%
Seeks long-term total return and current income.	BlackRock Equity Dividend Fund (Investor A)[4] Investment Adviser: BlackRock Advisors, LLC	0.94%	0.10%	1.04%	9.55%	7.98%	8.81%
Seeks capital appreciation and, secondarily, income by investing in securities, primarily equity securities that Fund management believes are undervalued and therefore represent an investment value.	BlackRock Mid Cap Value Fund (Investor A)[4] Investment Adviser: BlackRock Advisors, LLC	1.00%	0.10%	1.10%	9.11%	9.59%	8.59%
Seeks long-term capital appreciation.	Columbia Acorn® Fund (Class A)[4] Investment Adviser: Columbia Wanger Asset Management, LLC	1.08%	0.20%	1.28%	14.15%	5.18%	7.59%
Seeks to provide shareholders with high level of current income as its primary objective and, as its secondary objective, capital growth.	Columbia High Yield Bond Fund (Class S)***,4 Investment Adviser: Columbia Management Investment Advisers, LLC	0.73%	N/A	N/A	6.95%	3.28%	4.30%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
***	Effective October 4, 2024, the Columbia High Yield Bond Fund (Advisor Class) converted to the Columbia High Yield Bond Fund (Institutional Class) and exchanged it to the Columbia High Yield Bond Fund (Class S).
[4]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks to provide shareholders with a high level of current income and as a secondary objective, steady growth of capital.	Columbia Large Cap Value Fund (Institutional Class)***,[5] Investment Adviser: Columbia Management Investment Advisers, LLC	0.72%	N/A	N/A	15.78%	9.61%	9.21%
Seeks long-term capital appreciation.	Columbia Select Mid Cap Value Fund (Class A)[5] Investment Adviser: Columbia Management Investment Advisers, LLC	1.15%	0.20%	1.35%	12.86%	9.62%	8.22%
Seeks long-term growth of principal and income.	Dodge & Cox International Stock Fund (Class I)[5,6] Investment Adviser: Dodge & Cox	0.62%	0.50%	1.12%	3.80%	5.06%	4.37%
Seeks long-term growth of principal and income. A secondary objective is to achieve a reasonable current income.	Dodge & Cox Stock Fund (Class I)[6] Investment Adviser: Dodge & Cox	0.51%	0.50%	1.01%	14.51%	11.99%	10.85%
Seeks total return.	Eaton Vance Large-Cap Value Fund (Class R)[5,7] Investment Adviser: Boston Management and Research (BMR), a subsidiary of Eaton Vance Management. Investment adviser to the Large-Cap Value Portfolio	1.28%	N/A	N/A	11.20%	7.99%	8.11%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
***	Effective October 4, 2024, the Columbia High Yield Bond Fund (Advisor Class) converted to the Columbia High Yield Bond Fund (Institutional Class) and exchanged it to the Columbia High Yield Bond Fund (Class S).
[5]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[6]	Dodge & Cox International Stock Fund is only available to plans offering the Fund prior to January 16, 2015.
[7]	Eaton Vance Large-Cap Value Fund invests all of its investable assets in interests in Large-Cap Value Portfolio, which has the same investment objective and policies as the Fund.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks capital appreciation.	Fidelity Advisor® New Insights Fund (Class I)[8] Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadviser(s): FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.40%	0.40%	0.80%	35.22%	15.66%	13.68%
Seeks a high level of current income. The Fund may also seek capital appreciation.	Fidelity Advisor® Strategic Income Fund (Class A)[8] Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadviser(s): FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) and FIL Investments (Japan) Limited	0.96%	N/A	N/A	5.68%	2.59%	3.44%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[8]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.56%	0.40%	0.96%	33.79%	17.04%	13.62%
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income PortfolioSM (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.47%	0.40%	0.87%	15.35%	10.08%	9.21%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.58%	0.40%	0.98%	30.39%	18.93%	16.63%
Seeks capital appreciation.	Franklin Mutual Global Discovery Fund (Class R)[9] Investment Adviser: Franklin Mutual Advisers, LLC	1.46%	N/A	N/A	4.32%	6.09%	5.74%
Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2)[10] Investment Adviser: Franklin Mutual Advisers, LLC	0.91%	0.20%	1.11%	11.71%	8.36%	8.17%
Seeks long-term capital growth.	Franklin Small-Mid Cap Growth Fund (Class A)[9] Investment Adviser: Franklin Advisers, Inc.	0.86%	0.20%	1.06%	11.36%	9.99%	9.66%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[9]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[10]	The Franklin Small Cap Value VIP Fund is closed to investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to this Fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks income and conservation of principal and secondarily long-term growth of capital.	Impax Sustainable Allocation Fund (Investor Class) Investment Adviser: Impax Asset Management LLC	0.92%	0.20%	1.12%	7.50%	6.38%	6.52%
Seeks capital appreciation.	Invesco Developing Markets Fund (Class A)[11,12] Investment Adviser: Invesco Advisers, Inc.	1.26%	0.15%	1.41%	-1.39%	-2.31%	1.84%
Seeks capital appreciation.	Invesco Discovery Large Cap Fund (Class A)***,[11] Investment Adviser: Invesco Advisers, Inc.	1.21%	0.15%	1.36%	33.63%	15.53%	12.73%
Seeks capital appreciation.	Invesco Gold & Special Minerals Fund (Class A)[11] Investment Adviser: Invesco Advisers, Inc.	1.10%	0.15%	1.25%	13.06%	5.74%	8.45%
Seeks long-term growth of capital.	Invesco HealthCare Fund (Investor Class)[11] Investment Adviser: Invesco Advisers, Inc.	1.06%	0.15%	1.21%	3.97%	3.53%	5.17%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
***	Effective December 20, 2024, the Invesco Capital Appreciation Fund changed its name to Invesco Discovery Large Cap Fund.
[11]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[12]	The Invesco Developing Markets Fund is only available to plans offering the Fund prior to April 12, 2013.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks total return.	Invesco International Bond Fund (Class A)[13] Investment Adviser: Invesco Advisers, Inc.	1.05%	0.15%	1.20%	1.93%	-1.38%	0.85%
Seeks capital appreciation.	Invesco Main Street Mid Cap Fund® (Class A)[13] Investment Adviser: Invesco Advisers, Inc.	1.06%	0.15%	1.21%	17.07%	9.04%	7.99%
Seeks long-term growth of capital.	Invesco Small Cap Value Fund (Class A)[13] Investment Adviser: Invesco Advisers, Inc.	1.12%	0.20%	1.32%	24.53%	19.29%	11.76%
Seeks long-term capital appreciation.	Lazard Emerging Markets Equity Portfolio (Open Shares)[13,14] Investment Adviser: Lazard Asset Management LLC	1.34%	0.20%	1.54%	7.35%	3.12%	3.21%
Seek high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Bond Debenture Fund (Class R4) Investment Adviser: Lord, Abbett & Co. LLC	0.89%	N/A	N/A	6.75%	1.98%	3.74%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[13]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[14]	The Lazard Emerging Markets Equity Portfolio is only available to plans offering the portfolio prior to July 19, 2010.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks to deliver current income and the opportunity for capital appreciation by investing primarily in U.S. investment grade corporate, government, and mortgage- and asset-backed securities.	Lord Abbett Core Fixed Income Fund (Class A)[15,16] Investment Adviser: Lord, Abbett & Co. LLC	0.56%	0.20%	0.76%	2.01%	-0.10%	1.21%
Seeks to deliver long-term growth of capital by investing primarily in stocks of small U.S. companies.	Lord Abbett Developing Growth Fund (Class A)[15] Investment Adviser: Lord, Abbett & Co. LLC	0.94%	0.20%	1.14%	21.89%	7.26%	8.53%
Seeks to deliver long-term growth of capital by investing primarily in stocks of U.S. companies.	Lord Abbett Fundamental Equity Fund (Class A)[15] Investment Adviser: Lord, Abbett & Co. LLC	0.94%	0.20%	1.14%	20.59%	10.34%	8.81%
Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.	Lord Abbett Mid Cap Stock Fund (Class A)[15,17] Investment Adviser: Lord, Abbett & Co. LLC	1.03%	0.20%	1.23%	15.05%	9.37%	7.06%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[15]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[16]	The Lord Abbett Core Fixed Income Fund is only available to plans offering the Fund prior to December 31, 2015.
[17]	The Lord Abbett Mid Cap Stock Fund is only available to plans offering the Fund prior to September 1, 2005.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks to deliver long-term growth of capital by investing primarily in stocks of small U.S. companies.	Lord Abbett Small-Cap Value Fund (Class A)[18,19] Investment Adviser: Lord, Abbett & Co. LLC	1.19%	0.20%	1.39%	12.85%	6.80%	6.42%
Seeks total return.	NYLI CBRE Real Estate Fund (Class A)***,[18] Investment Adviser: New York Life Investment Management LLC Subadviser: CBRE Investment Management	1.18%	N/A	N/A	1.52%	3.19%	4.35%
Seeks long-term growth of capital.	NYLI Winslow Large Cap Growth Fund (Class R3)****,[18] Investment Adviser: New York Life Investment Management LLC Subadviser: Winslow Capital Management, Inc.	1.33%	N/A	N/A	28.93%	16.25%	14.64%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
***	Effective August 28, 2024, the MainStay CBRE Real Estate Fund (Class A) changed its name to the NYLI CBRE Real Estate Fund (Class A).
****	Effective August 28, 2024, the MainStay Winslow Large Cap Growth (Class R3) Fund changed its name to the NYLI Winslow Large Cap Growth Fund (Class R3).
[18]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[19]	The Lord Abbett Small-Cap Value Fund are only available to plans offering these Funds prior to September 1, 2005.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks capital appreciation.	Massachusetts Investors Growth Stock Fund (Class A)[20] Investment Adviser: Massachusetts Financial Services Company	0.71%	0.25%	0.96%	16.33%	12.49%	13.24%
Seeks growth of capital.	Neuberger Berman Genesis Fund® (Trust Class)[20] Investment Adviser: Neuberger Berman Investment Advisers LLC	1.09%	0.35%	1.44%	8.92%	8.36%	9.42%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman Sustainable Equity Fund (Trust Class)[20,21] Investment Adviser: Neuberger Berman Investment Advisers LLC	1.06%	0.35%	1.41%	27.93%	14.07%	11.43%
Seeks to maximize current income. Long-term capital appreciation is a secondary objective.	PIMCO Income Fund (Class A) Investment Adviser: Pacific Investment Management Company LLC	1.23%	N/A	N/A	5.01%	2.49%	3.86%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio (Admin Class) Investment Adviser: Pacific Investment Management Company LLC	0.84%	0.25%	1.09%	2.13%	1.93%	2.16%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[20]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[21]	The Neuberger Berman Sustainable Equity Fund is closed to new retirement plans.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Maximize total return through a combination of income and capital appreciation.	Pioneer High Yield Fund (Class A)***,22 Investment Adviser: Amundi Asset Management US, Inc.	1.11%	0.20%	1.31%	8.37%	3.06%	4.14%
Seeks a high level of current income.	Pioneer Strategic Income Fund (Class A)***,22 Investment Adviser: Amundi Asset Management US, Inc.	1.11%	0.20%	1.31%	4.32%	1.46%	2.63%
Seeks long-term growth of capital and current income.	Royce Small-Cap Total Return Fund (Service Class)[22] Investment Adviser: Royce	1.53%	0.35%	1.88%	9.69%	8.82%	7.99%
Seeks to provide long-term capital appreciation by investing primarily in mid-sized companies that appear to be undervalued.	T. Rowe Price Mid-Cap Value Fund (Class R)[22,23] Investment Adviser: T. Rowe Price Associates, Inc.	1.35%	N/A	N/A	15.69%	12.03%	9.44%
Seeks long-term capital growth.	Templeton Foreign Fund (Class A)[22] Investment Adviser: Templeton Global Advisors Limited	1.10%	0.20%	1.30%	-2.48%	3.35%	3.19%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
***	On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).
[22]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[23]	The T. Rowe Price Mid-Cap Value Fund is only available to plans offering the Fund prior to February 25, 2005.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks long-term growth of capital.	The Hartford International Opportunities Fund (Class R4)[24,25] Investment Adviser: Hartford Funds Management Company, LLC (“HFMC”) Subadviser: Wellington Management Company, LLP	1.11%	0.10%	1.21%	8.09%	4.91%	5.06%
Seeks long-term capital appreciation by investing in equity and debt securities of all types. The secondary, non-fundamental goal of the Fund is to seek some current income.	Thornburg International Equity Fund (Class R4)[24] Investment Adviser: Thornburg Investment Management, Inc. (“Thornburg”)	1.16%	0.10%	1.26%	11.27%	7.02%	6.44%
Seeks long-term capital appreciation and income growth.	Vanguard® Diversified Value Portfolio[24,26] Investment Adviser: Hotchkis and Wiley Capital Management, LLC (Hotchkis and Wiley), Lazard Asset Management LLC (Lazard)	0.29%	0.60%	0.89%	14.89%	12.24%	9.76%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[24]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[25]	The Hartford International Opportunities Fund is closed to new retirement plans.
[26]	Vanguard is a trademark of The Vanguard Group, Inc.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks to provide an above-average level of current income and reasonable long-term capital appreciation.	Vanguard® Equity Income Portfolio[27,28] Investment Adviser: Wellington Management Company LLP (Wellington Management, The Vanguard Group, Inc. (Vanguard)	0.27%	0.60%	0.87%	15.05%	9.87%	9.97%
Seeks to provide long-term capital appreciation.	Vanguard® Small Company Growth Portfolio[27,28] Investment Adviser: ArrowMark Partners, Vanguard Quantitative Equity Group	0.29%	0.60%	0.89%	11.38%	6.96%	8.66%
Seeks to provide long-term capital growth by investing primarily in common stocks.	Victory Sycamore Established Value Fund (Class A)[27,29] Investment Adviser: Victory Capital Management Inc.	0.90%	0.10%	1.00%	9.87%	10.72%	10.42%
Seeks to provide capital appreciation.	Victory Sycamore Small Company Opportunity Fund (Class R) Investment Adviser: Victory Capital Management Inc.	1.46%	0.60%	2.06%	4.95%	7.08%	8.74%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[27]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[28]	Vanguard is a trademark of The Vanguard Group, Inc.
[29]	The Victory Sycamore Established Value Fund is closed to new retirement investors. The Fund will continue to be available for investment by existing investors and through retirement plans that currently offer the Fund.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks long-term growth of capital and income.	Virtus NFJ Dividend Value Fund (Class A)[30] Investment Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group, LLC	1.02%	0.20%	1.22%	4.94%	6.22%	6.38%
Seeks long-term growth of capital and income.	Virtus NFJ Small-Cap Value Fund (Class A)[30] Investment Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group, LLC	1.17%	0.20%	1.37%	5.65%	5.23%	4.81%
Seeks to maximize income while maintaining prospects for capital appreciation.	Voya Balanced Income Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.61%	0.25%	0.86%	13.00%	4.23%	5.27%
Seeks to maximize total return through a combination of current income and capital appreciation.	Voya Global Bond Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.93%	N/A	N/A	-1.22%	-2.48%	0.28%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
***	Effective July 12, 2024, the Voya Balanced Portfolio (Class I) merged into the Voya Balanced Income Portfolio (Class I).
[30]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks capital appreciation.	Voya Global Insights Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	0.25%	1.00%	9.31%	7.80%	9.02%
Seeks a high level of current income consistent with liquidity and safety of principal through investment primarily in Government National Mortgage Association (“GNMA”) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the U.S. government.	Voya GNMA Income Fund (Class A)[31] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.84%	N/A	N/A	1.49%	-0.45%	0.84%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[31]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks to provide high current return consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class I)[32] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%	0.50%	0.93%	4.95%	2.28%	1.57%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I)[33] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	0.35%	1.02%	23.85%	15.28%	12.56%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[32]	There is no guarantee that the Voya Government Money Market Portfolio Subaccount will have a positive or level return.
[33]	The Voya Growth and Income Portfolio is only available to those Contracts that were offering the ING Opportunistic LargeCap Portfolio (Class I) as of August 20, 2010.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class S)[34] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.92%	0.10%	1.02%	23.56%	14.98%	12.27%
Seeks to provide investors with a high level of current income and total return.	Voya High Yield Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.72%	0.10%	0.82%	7.30%	3.13%	4.50%
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	0.40%	0.95%	25.20%	13.87%	12.39%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	0.40%	1.00%	9.91%	8.69%	15.17%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[34]	The Voya Growth and Income Portfolio is only available to those Contracts that were offering the ING Growth and Income Portfolio II (Class S) as of August 7, 2009.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	0.40%	1.00%	8.69%	8.38%	8.01%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2025 Portfolio (Class S2)[35] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.61%	N/A	N/A	8.71%	5.13%	5.62%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[35]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2030 Portfolio (Class S2)[36,37] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.63%	N/A	N/A	10.00%	5.94%	6.43%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[36]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[37]	This Fund is available under your variable annuity Contract. If this Fund was not added to your plan by September 1, 2021, the Fund was automatically made available to your plan on or about November 12, 2021.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2035 Portfolio (Class S2)[38] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.62%	N/A	N/A	11.77%	6.73%	6.97%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[38]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2040 Portfolio (Class S2)[39,40] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.65%	N/A	N/A	13.11%	7.88%	7.67%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[39]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[40]	This Fund is available under your variable annuity Contract. If this Fund was not added to your plan by September 1, 2021, the Fund was automatically made available to your plan on or about November 12, 2021.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2045 Portfolio (Class S2)[41] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.63%	N/A	N/A	14.35%	8.51%	8.06%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[41]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2050 Portfolio (Class S2)[42,43] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	N/A	N/A	14.83%	8.55%	8.13%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[42]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[43]	This Fund is available under your variable annuity Contract. If this Fund was not added to your plan by September 1, 2021, the Fund was automatically made available to your plan on or about November 12, 2021.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2055 Portfolio (Class S2)[44] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	N/A	N/A	14.90%	8.62%	8.14%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[44]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2060 Portfolio (Class S2)[45,46] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	N/A	N/A	14.96%	8.71%	N/A

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[45]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[46]	This Fund is available under your variable annuity Contract. If this Fund was not added to your plan by September 1, 2021, the Fund was automatically made available to your plan on or about November 12, 2021.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2065 Portfolio (Class S2)[47,48] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.72%	N/A	N/A	15.03%	N/A	N/A
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution Income Portfolio (Class S2)[47] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	N/A	N/A	6.49%	3.36%	3.76%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[47]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[48]	This Fund is available under your variable annuity Contract. If this Fund was not added to your plan by September 1, 2021, the Fund was automatically made available to your plan on or about November 12, 2021.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks to maximize total return consistent with reasonable risk.	Voya Intermediate Bond Fund (Class A)[49] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.72%	N/A	N/A	2.50%	-0.13%	1.64%
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	0.35%	0.90%	2.82%	0.17%	1.97%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class S)[50] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.99%	N/A	N/A	7.09%	4.31%	3.85%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[49]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[50]	This Fund employs a managed volatility strategy. See “INVESTMENT OPTIONS - The Variable Investment Options - Funds With Managed Volatility Strategies” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.46%	0.25%	0.71%	3.03%	4.39%	4.95%
A non-diversified Fund that seeks long-term capital appreciation.	Voya Large-Cap Growth Fund (Class A)[51] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.84%	N/A	N/A	34.62%	14.87%	13.91%
A non-diversified Portfolio that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class I)[52] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	N/A	N/A	34.80%	15.11%	14.26%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[51]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[52]	This Fund is only available to those Contracts that were offering the ING Lord Abbett Growth and Income Portfolio (Class I) and the ING Pioneer Equity Income Portfolio (Class I) prior to January 21, 2011. Class S shares remain available for investment under the Contract.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
A non-diversified Portfolio that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.92%	N/A	N/A	34.53%	14.82%	13.97%
Seeks long-term growth of capital and current income.	Voya Large Cap Value Fund (Class A)[53] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.10%	N/A	N/A	16.52%	11.11%	8.99%
Seeks long-term growth of capital and current income.	Voya Large Cap Value Portfolio (Class I)[54] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.69%	N/A	N/A	17.06%	11.70%	9.50%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[53]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[54]	This Fund is only available to those Contracts that were offering the ING Pioneer Equity Income Portfolio (Class I) and/or the Pioneer Mid Cap Value VCT Portfolio (Class I) prior to July 27, 2007. Class S shares remain available for investment under the Contract.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks long-term growth of capital and current income.	Voya Large Cap Value Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.94%	0.35%	1.29%	16.89%	11.40%	9.22%
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	0.15%	0.90%	15.91%	11.16%	10.60%
Seeks maximum long-term capital appreciation.	Voya Multi-Manager International Small Cap Fund (Class A)[55] Investment Adviser: Voya Investments, LLC Subadviser: Acadian Asset Management LLC and Victory Capital Management Inc.	1.53%	N/A	N/A	5.56%	5.45%	6.21%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[55]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	N/A	N/A	34.26%	19.70%	17.26%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.	Voya RussellTM Large Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.36%	0.25%	0.61%	26.95%	15.31%	13.63%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.	Voya RussellTM Large Cap Value Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.59%	N/A	N/A	14.66%	8.11%	8.06%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.	Voya RussellTM Mid Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%	0.25%	0.65%	14.90%	9.53%	9.22%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.	Voya RussellTM Small Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	0.25%	0.70%	11.13%	7.05%	7.51%
Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Voya Small Company Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	N/A	N/A	10.56%	6.97%	7.42%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	0.20%	1.06%	18.90%	7.90%	7.51%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2025 Portfolio (Class S2)[56] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.12%	N/A	N/A	8.44%	4.92%	5.53%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[56]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2030 Portfolio (Class S2)[57,58] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.12%	N/A	N/A	10.11%	5.98%	6.40%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[57]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[58]	This Fund is available under your variable annuity Contract. If this Fund was not added to your plan by September 1, 2021, the Fund was automatically made available to your plan on or about November 12, 2021.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class S2)[59] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.21%	N/A	N/A	11.68%	6.77%	6.87%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[59]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal.	Voya Solution 2040 Portfolio (Class S2)[60,61] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.13%	N/A	N/A	13.12%	7.87%	7.61%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[60]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[61]	This Fund is available under your variable annuity Contract. If this Fund was not added to your plan by September 1, 2021, the Fund was automatically made available to your plan on or about November 12, 2021.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class S2)[62] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.15%	N/A	N/A	14.13%	8.38%	7.75%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[62]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2050 Portfolio (Class S2)[63,64] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.76%	N/A	N/A	15.18%	8.91%	8.40%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[63]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[64]	This Fund is available under your variable annuity Contract. If this Fund was not added to your plan by September 1, 2021, the Fund was automatically made available to your plan on or about November 12, 2021.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal.	Voya Solution 2055 Portfolio (Class S2)[65] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.18%	N/A	N/A	14.90%	8.51%	7.87%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[65]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2060 Portfolio (Class S2)[66,67] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.18%	N/A	N/A	14.90%	8.44%	N/A

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[66]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[67]	This Fund is available under your variable annuity Contract. If this Fund was not added to your plan by September 1, 2021, the Fund was automatically made available to your plan on or about November 12, 2021.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2065 Portfolio (Class S2)[68,69] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.18%	N/A	N/A	14.99%	N/A	N/A
Seeks to provide capital appreciation.	Voya Solution Aggressive Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.89%	0.15%	1.04%	17.47%	9.74%	8.75%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
***	Effective July 12, 2024, the Voya Strategic Allocation Growth Portfolio (Class I) merged into the Voya Solution Aggressive Portfolio (Class I).
[68]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[69]	This Fund is available under your variable annuity Contract. If this Fund was not added to your plan by September 1, 2021, the Fund was automatically made available to your plan on or about November 12, 2021.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).	Voya Solution Balanced Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.80%	0.15%	0.95%	12.66%	6.89%	6.71%
Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.	Voya Solution Conservative Portfolio (Class I)**** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%	0.15%	0.81%	6.62%	3.29%	3.91%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class S2)[70] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.08%	N/A	N/A	6.06%	3.36%	3.91%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
***	Effective July 12, 2024, the Voya Strategic Allocation Moderate Portfolio (Class I) merged into the Voya Solution Balanced Portfolio (Class I)
****	Effective July 12, 2024, the Voya Strategic Allocation Conservative Portfolio (Class I) merged into the Voya Solution Conservative Portfolio (Class I).
[70]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Bloomberg U.S. Aggregate Bond Index.	Voya U.S. Bond Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.36%	0.25%	0.61%	0.80%	-0.65%	1.01%
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	1.10%	N/A	N/A	8.02%	7.89%	8.28%
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.25%	N/A	N/A	4.66%	8.03%	9.87%
Seeks total return including capital appreciation and current income.	VY® CBRE Real Estate Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Investment Management Listed Real Assets, LLC	1.00%	0.10%	1.10%	4.30%	4.24%	5.10%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks total return consisting of long-term capital appreciation and current income.	VY® Columbia Contrarian Core Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	0.96%	N/A	N/A	23.07%	14.71%	12.56%
Seeks long-term growth of capital.	VY® Columbia Small Cap Value II Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	1.18%	N/A	N/A	11.27%	9.91%	7.76%
Seeks capital growth and income.	VY® Invesco Comstock Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.95%	N/A	N/A	14.70%	11.29%	9.33%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.89%	N/A	N/A	11.71%	8.04%	7.07%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks long-term growth of capital and income.	VY® Invesco Growth and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.86%	0.10%	0.96%	16.15%	10.27%	8.83%
Seeks capital appreciation.	VY® JPMorgan Emerging Markets Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.44%	0.10%	1.54%	1.92%	-0.77%	3.70%
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio (Class S)[71] Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.10%	N/A	N/A	14.04%	8.39%	7.68%
Seeks capital growth over the long-term.	VY® JPMorgan Small Cap Core Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.13%	0.10%	1.23%	10.74%	7.06%	7.97%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[71]	The VY® JPMorgan Mid Cap Value Portfolio is only available to plans offering the Fund prior to February 7, 2014.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.89%	0.10%	0.99%	12.49%	10.35%	10.35%
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)[72] Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.80%	N/A	N/A	23.92%	11.22%	11.94%
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	1.05%	N/A	N/A	23.45%	10.92%	11.65%
Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.	VY® T. Rowe Price Equity Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.86%	0.10%	0.96%	11.45%	8.28%	8.17%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[72]	The VY® T. Rowe Price Diversified Mid Cap Growth Portfolio is only available to plans that were offering Class I prior to November 3, 2005. Class S shares remain available for investment under the Contract.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
A non-diversified Portfolio that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.96%	N/A	N/A	29.35%	12.89%	13.41%
Seeks long-term capital appreciation.	Wanger Acorn Investment Adviser: Columbia Wanger Asset Management, LLC	0.95%	0.20%	1.15%	14.18%	4.58%	8.12%
Seeks long-term capital appreciation.	Wanger International Investment Adviser: Columbia Wanger Asset Management, LLC	1.14%	0.20%	1.34%	-8.25%	-0.72%	3.07%
Seeks high current return.	Western Asset Mortgage Total Return Fund (Class A)[73] Investment Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: Western Asset Management Company, LLC	0.96%	0.05%	1.01%	3.11%	-1.00%	1.05%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[73]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.

Investment Risk [Member]
Prospectus:
Principal Risk [Text Block]	Investment Risk - You bear the risk of any decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts. Those Funds could decline in the value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying Fund. The investment risks are described in the prospectuses for the underlying Funds. There also is investment risk associated with an investment in the Guaranteed Accumulation Account. As discussed in APPENDIX B to this prospectus, if interest rates at the time of a withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account;
Withdrawal Risk [Member]
Prospectus:
Principal Risk [Text Block]	Withdrawal Risk – You should carefully consider the risk associated with withdrawals, including a surrender of the participant’s certificate and a withdrawal under a certificate. A surrender or partial withdrawal may be subject to federal and state taxes, including a 10% federal income tax penalty on the taxable portion of the withdrawal, if taken prior to age 59½. Surrendering the participant certificate terminates the certificate. You should also consider the impact that a partial withdrawal may have on the benefits under a participant certificate, potentially including partial withdrawals to pay adviser fees. If a participant retains an investment adviser and elects to pay advisory fees from the participant’s account, such deductions will reduce death benefit amounts and may be subject to federal and state income taxes and a 10% federal penalty tax. Because of Contract features like the Early Withdrawal Charge and given the tax consequences referred to above, you should not view the Contract as a short-term savings vehicle;
Insurance Company Insolvency [Member]
Prospectus:
Principal Risk [Text Block]	Insurance Company Insolvency - It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore become unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we have promised;
Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]	Tax Consequences - Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the Contract.
Short-Term Investment [Member]
Prospectus:
Principal Risk [Text Block]	Short-Term Investment - You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are age 59½; and
Cyber Security and Certain Business Continuity Risks [Member]
Prospectus:
Principal Risk [Text Block]	Cyber Security and Certain Business Continuity Risks - Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance its existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure Investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.
Payment of Advisory Fee from Contract Value [Member]
Prospectus:
Principal Risk [Text Block]	Payment of Advisory Fee from Contract Value - The Advisory Fee will be paid from the Contract Value. The amount is subject to the financial strength and claims paying ability of the Company.
Risk of Loss [Member]
Prospectus:
Risk [Text Block]	An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”
Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]

This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the Guaranteed Accumulation Account and the other Fixed Interest Options) will have its own unique risks, and you should review these investment options before making an investment decision. If all or a portion of your Account Value in the Guaranteed Accumulation Account is withdrawn, you could experience a loss as to the amount invested in that account.

See “THE INVESTMENT OPTIONS - The Variable Investment Options” and “APPENDIX A, APPENDIX B, APPENDIX C and APPENDIX D.”

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, including under the Fixed Interest Options, guarantees or benefits are subject to the financial strength and claims paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-800-584-6001.

See “THE CONTRACT - The General Account.”

AB Relative Value Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	AB Relative Value Fund (Class A)[1]
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	12.68%
Average Annual Total Returns, 5 Years [Percent]	9.48%
Average Annual Total Returns, 10 Years [Percent]	9.31%
Alger Capital Appreciation Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Alger Capital Appreciation Fund (Class A)[1]
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.28%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	49.70%
Average Annual Total Returns, 5 Years [Percent]	17.64%
Average Annual Total Returns, 10 Years [Percent]	15.30%
Alger Responsible Investing Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Alger Responsible Investing Fund (Class A)[1]
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.09%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	25.94%
Average Annual Total Returns, 5 Years [Percent]	14.92%
Average Annual Total Returns, 10 Years [Percent]	13.40%
Amana Growth Fund (Investor Shares) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth, consistent with Islamic principles.
Portfolio Company Name [Text Block]	Amana Growth Fund (Investor Shares)[1]
Portfolio Company Adviser [Text Block]	Saturna Capital Corporation
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	15.75%
Average Annual Total Returns, 5 Years [Percent]	15.42%
Average Annual Total Returns, 10 Years [Percent]	14.46%
Amana Income Fund (Investor Shares) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks current income and preservation of capital, consistent with Islamic principles. Current income is the Fund’s primary objective.
Portfolio Company Name [Text Block]	Amana Income Fund (Investor Shares)[2]
Portfolio Company Adviser [Text Block]	Saturna Capital Corporation
Current Expenses [Percent]	1.02%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	12.88%
Average Annual Total Returns, 5 Years [Percent]	10.31%
Average Annual Total Returns, 10 Years [Percent]	9.62%
American Century Investments® Inflation-Adjusted Bond Fund (Investor Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.
Portfolio Company Name [Text Block]	American Century Investments® Inflation-Adjusted Bond Fund (Investor Class)[2]
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.54%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	1.68%
Average Annual Total Returns, 5 Years [Percent]	1.52%
Average Annual Total Returns, 10 Years [Percent]	1.82%
American Funds® - American Balanced Fund® (Class R-3) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide (1) conservation of capital, (2) current income and (3) long-term growth of capital and income.
Portfolio Company Name [Text Block]	American Funds® - American Balanced Fund® (Class R3)[2]
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	14.57%
Average Annual Total Returns, 5 Years [Percent]	7.77%
Average Annual Total Returns, 10 Years [Percent]	7.77%
American Funds® - Capital World Growth and Income Fund® (Class R-3) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide long-term growth of capital while providing current income.
Portfolio Company Name [Text Block]	American Funds® - Capital World Growth and Income Fund® (Class R3)[2]
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	13.53%
Average Annual Total Returns, 5 Years [Percent]	8.21%
Average Annual Total Returns, 10 Years [Percent]	7.87%
American Funds® - EuroPacific Growth Fund® (Class R-3) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds® - EuroPacific Growth Fund® (Class R3)[2]
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	4.36%
Average Annual Total Returns, 5 Years [Percent]	3.27%
Average Annual Total Returns, 10 Years [Percent]	4.98%
American Funds® - Fundamental Investors® (Class R-3) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to achieve long-term growth of capital and income.
Portfolio Company Name [Text Block]	American Funds® - Fundamental Investors® (Class R3)[3]
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	22.63%
Average Annual Total Returns, 5 Years [Percent]	12.31%
Average Annual Total Returns, 10 Years [Percent]	11.63%
American Funds® - New Perspective Fund® (Class R-3) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide long-term growth of capital. However future income will remain a consideration in the management of the Fund.
Portfolio Company Name [Text Block]	American Funds® - New Perspective Fund® (Class R3)[3]
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	16.39%
Average Annual Total Returns, 5 Years [Percent]	10.75%
Average Annual Total Returns, 10 Years [Percent]	10.75%
American Funds® - The Growth Fund of America® (Class R-3) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital.
Portfolio Company Name [Text Block]	American Funds® - The Growth Fund of America® (Class R3)[3]
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	28.02%
Average Annual Total Returns, 5 Years [Percent]	14.58%
Average Annual Total Returns, 10 Years [Percent]	13.29%
American Funds® - The Income Fund of America® (Class R-3) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide current income while secondarily striving for capital growth.
Portfolio Company Name [Text Block]	American Funds® - The Income Fund of America® (Class R3)[3]
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	10.52%
Average Annual Total Returns, 5 Years [Percent]	6.22%
Average Annual Total Returns, 10 Years [Percent]	6.34%
American Funds® - Washington Mutual Investors FundSM (Class R-3) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.
Portfolio Company Name [Text Block]	American Funds® - Washington Mutual Investors FundSM (Class R3)[3]
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	18.57%
Average Annual Total Returns, 5 Years [Percent]	11.68%
Average Annual Total Returns, 10 Years [Percent]	10.96%
Ariel Appreciation Fund (Investor Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Ariel Appreciation Fund (Investor Class)[3]
Portfolio Company Adviser [Text Block]	Ariel Investments, LLC
Current Expenses [Percent]	1.13%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	1.48%
Average Annual Total Returns, 1 Year [Percent]	6.30%
Average Annual Total Returns, 5 Years [Percent]	6.83%
Average Annual Total Returns, 10 Years [Percent]	6.13%
Ariel Fund (Investor Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Ariel Fund (Investor Class)[4]
Portfolio Company Adviser [Text Block]	Ariel Investments, LLC
Current Expenses [Percent]	0.99%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	11.79%
Average Annual Total Returns, 5 Years [Percent]	8.56%
Average Annual Total Returns, 10 Years [Percent]	7.62%
Artisan International Fund (Investor Shares) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum long– term capital growth.
Portfolio Company Name [Text Block]	Artisan International Fund (Investor Class)[4]
Portfolio Company Adviser [Text Block]	Artisan Partners Limited Partnership
Current Expenses [Percent]	1.19%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	1.44%
Average Annual Total Returns, 1 Year [Percent]	10.64%
Average Annual Total Returns, 5 Years [Percent]	3.58%
Average Annual Total Returns, 10 Years [Percent]	4.56%
BlackRock Equity Dividend Fund (Investor A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term total return and current income.
Portfolio Company Name [Text Block]	BlackRock Equity Dividend Fund (Investor A)[4]
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.94%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	9.55%
Average Annual Total Returns, 5 Years [Percent]	7.98%
Average Annual Total Returns, 10 Years [Percent]	8.81%
BlackRock Mid Cap Value Fund (Investor A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation and, secondarily, income by investing in securities, primarily equity securities that Fund management believes are undervalued and therefore represent an investment value.
Portfolio Company Name [Text Block]	BlackRock Mid Cap Value Fund (Investor A)[4]
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	9.11%
Average Annual Total Returns, 5 Years [Percent]	9.59%
Average Annual Total Returns, 10 Years [Percent]	8.59%
Columbia Acorn® Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Columbia Acorn® Fund (Class A)[4]
Portfolio Company Adviser [Text Block]	Columbia Wanger Asset Management, LLC
Current Expenses [Percent]	1.08%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	14.15%
Average Annual Total Returns, 5 Years [Percent]	5.18%
Average Annual Total Returns, 10 Years [Percent]	7.59%
Columbia High Yield Bond Fund (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with high level of current income as its primary objective and, as its secondary objective, capital growth.
Portfolio Company Name [Text Block]	Columbia High Yield Bond Fund (Class S)***,4
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	6.95%
Average Annual Total Returns, 5 Years [Percent]	3.28%
Average Annual Total Returns, 10 Years [Percent]	4.30%
Columbia Large Cap Value Fund (Institutional Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a high level of current income and as a secondary objective, steady growth of capital.
Portfolio Company Name [Text Block]	Columbia Large Cap Value Fund (Institutional Class)***,[5]
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	15.78%
Average Annual Total Returns, 5 Years [Percent]	9.61%
Average Annual Total Returns, 10 Years [Percent]	9.21%
Columbia Select Mid Cap Value Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value Fund (Class A)[5]
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	1.35%
Average Annual Total Returns, 1 Year [Percent]	12.86%
Average Annual Total Returns, 5 Years [Percent]	9.62%
Average Annual Total Returns, 10 Years [Percent]	8.22%
Dodge & Cox International Stock Fund (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of principal and income.
Portfolio Company Name [Text Block]	Dodge & Cox International Stock Fund (Class I)[5,6]
Portfolio Company Adviser [Text Block]	Dodge & Cox
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.50%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	3.80%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	4.37%
Dodge & Cox Stock Fund (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of principal and income. A secondary objective is to achieve a reasonable current income.
Portfolio Company Name [Text Block]	Dodge & Cox Stock Fund (Class I)[6]
Portfolio Company Adviser [Text Block]	Dodge & Cox
Current Expenses [Percent]	0.51%
Platform Charge [Percent]	0.50%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	14.51%
Average Annual Total Returns, 5 Years [Percent]	11.99%
Average Annual Total Returns, 10 Years [Percent]	10.85%
Eaton Vance Large-Cap Value Fund (Class R) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Name [Text Block]	Eaton Vance Large-Cap Value Fund (Class R)[5,7]
Portfolio Company Adviser [Text Block]	Boston Management and Research (BMR), a subsidiary of Eaton Vance Management. Investment adviser to the Large-Cap Value Portfolio
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	11.20%
Average Annual Total Returns, 5 Years [Percent]	7.99%
Average Annual Total Returns, 10 Years [Percent]	8.11%
Fidelity Advisor® New Insights Fund (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Fidelity Advisor® New Insights Fund (Class I)[8]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.40%
Platform Charge [Percent]	0.40%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	35.22%
Average Annual Total Returns, 5 Years [Percent]	15.66%
Average Annual Total Returns, 10 Years [Percent]	13.68%
Fidelity Advisor® Strategic Income Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of current income. The Fund may also seek capital appreciation.
Portfolio Company Name [Text Block]	Fidelity Advisor® Strategic Income Fund (Class A)[8]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) and FIL Investments (Japan) Limited
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	5.68%
Average Annual Total Returns, 5 Years [Percent]	2.59%
Average Annual Total Returns, 10 Years [Percent]	3.44%
Fidelity® VIP ContrafundSM Portfolio (Initial Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP ContrafundSM Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.56%
Platform Charge [Percent]	0.40%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	33.79%
Average Annual Total Returns, 5 Years [Percent]	17.04%
Average Annual Total Returns, 10 Years [Percent]	13.62%
Fidelity® VIP Equity-Income PortfolioSM (Initial Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.
Portfolio Company Name [Text Block]	Fidelity® VIP Equity-Income PortfolioSM (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.47%
Platform Charge [Percent]	0.40%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	15.35%
Average Annual Total Returns, 5 Years [Percent]	10.08%
Average Annual Total Returns, 10 Years [Percent]	9.21%
Fidelity VIP Growth Portfolio (Initial Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to achieve capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.58%
Platform Charge [Percent]	0.40%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	30.39%
Average Annual Total Returns, 5 Years [Percent]	18.93%
Average Annual Total Returns, 10 Years [Percent]	16.63%
Franklin Mutual Global Discovery Fund (Class R) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery Fund (Class R)[9]
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.46%
Average Annual Total Returns, 1 Year [Percent]	4.32%
Average Annual Total Returns, 5 Years [Percent]	6.09%
Average Annual Total Returns, 10 Years [Percent]	5.74%
Franklin Small Cap Value VIP Fund (Class 2) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund (Class 2)[10]
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	11.71%
Average Annual Total Returns, 5 Years [Percent]	8.36%
Average Annual Total Returns, 10 Years [Percent]	8.17%
Franklin Small-Mid Cap Growth Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth.
Portfolio Company Name [Text Block]	Franklin Small-Mid Cap Growth Fund (Class A)[9]
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	11.36%
Average Annual Total Returns, 5 Years [Percent]	9.99%
Average Annual Total Returns, 10 Years [Percent]	9.66%
Impax Sustainable Allocation Fund (Investor Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks income and conservation of principal and secondarily long-term growth of capital.
Portfolio Company Name [Text Block]	Impax Sustainable Allocation Fund (Investor Class)
Portfolio Company Adviser [Text Block]	Impax Asset Management LLC
Current Expenses [Percent]	0.92%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	7.50%
Average Annual Total Returns, 5 Years [Percent]	6.38%
Average Annual Total Returns, 10 Years [Percent]	6.52%
Invesco Developing Markets Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco Developing Markets Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.26%
Platform Charge [Percent]	0.15%
Current Expenses + Platform Charge [Percent]	1.41%
Average Annual Total Returns, 1 Year [Percent]	(1.39%)
Average Annual Total Returns, 5 Years [Percent]	(2.31%)
Average Annual Total Returns, 10 Years [Percent]	1.84%
Invesco Discovery Large Cap Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco Discovery Large Cap Fund (Class A)***,[11]
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.21%
Platform Charge [Percent]	0.15%
Current Expenses + Platform Charge [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	33.63%
Average Annual Total Returns, 5 Years [Percent]	15.53%
Average Annual Total Returns, 10 Years [Percent]	12.73%
Invesco Gold & Special Minerals Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco Gold & Special Minerals Fund (Class A)[11]
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Platform Charge [Percent]	0.15%
Current Expenses + Platform Charge [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	13.06%
Average Annual Total Returns, 5 Years [Percent]	5.74%
Average Annual Total Returns, 10 Years [Percent]	8.45%
Invesco HealthCare Fund (Investor Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Invesco HealthCare Fund (Investor Class)[11]
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Platform Charge [Percent]	0.15%
Current Expenses + Platform Charge [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	3.97%
Average Annual Total Returns, 5 Years [Percent]	3.53%
Average Annual Total Returns, 10 Years [Percent]	5.17%
Invesco International Bond Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Name [Text Block]	Invesco International Bond Fund (Class A)[13]
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.15%
Current Expenses + Platform Charge [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	1.93%
Average Annual Total Returns, 5 Years [Percent]	(1.38%)
Average Annual Total Returns, 10 Years [Percent]	0.85%
Invesco Main Street Mid Cap Fund® (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco Main Street Mid Cap Fund® (Class A)[13]
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Platform Charge [Percent]	0.15%
Current Expenses + Platform Charge [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	17.07%
Average Annual Total Returns, 5 Years [Percent]	9.04%
Average Annual Total Returns, 10 Years [Percent]	7.99%
Invesco Small Cap Value Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Invesco Small Cap Value Fund (Class A)[13]
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.12%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	24.53%
Average Annual Total Returns, 5 Years [Percent]	19.29%
Average Annual Total Returns, 10 Years [Percent]	11.76%
Lazard Emerging Markets Equity Portfolio (Open Shares) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Lazard Emerging Markets Equity Portfolio (Open Shares)[13,14]
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.34%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	1.54%
Average Annual Total Returns, 1 Year [Percent]	7.35%
Average Annual Total Returns, 5 Years [Percent]	3.12%
Average Annual Total Returns, 10 Years [Percent]	3.21%
Lord Abbett Bond Debenture Fund (Class R4) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seek high current income and the opportunity for capital appreciation to produce a high total return.
Portfolio Company Name [Text Block]	Lord Abbett Bond Debenture Fund (Class R4)
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	6.75%
Average Annual Total Returns, 5 Years [Percent]	1.98%
Average Annual Total Returns, 10 Years [Percent]	3.74%
Lord Abbett Core Fixed Income Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to deliver current income and the opportunity for capital appreciation by investing primarily in U.S. investment grade corporate, government, and mortgage- and asset-backed securities.
Portfolio Company Name [Text Block]	Lord Abbett Core Fixed Income Fund (Class A)[15,16]
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.56%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	2.01%
Average Annual Total Returns, 5 Years [Percent]	(0.10%)
Average Annual Total Returns, 10 Years [Percent]	1.21%
Lord Abbett Developing Growth Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to deliver long-term growth of capital by investing primarily in stocks of small U.S. companies.
Portfolio Company Name [Text Block]	Lord Abbett Developing Growth Fund (Class A)[15]
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.94%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	21.89%
Average Annual Total Returns, 5 Years [Percent]	7.26%
Average Annual Total Returns, 10 Years [Percent]	8.53%
Lord Abbett Fundamental Equity Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to deliver long-term growth of capital by investing primarily in stocks of U.S. companies.
Portfolio Company Name [Text Block]	Lord Abbett Fundamental Equity Fund (Class A)[15]
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.94%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	20.59%
Average Annual Total Returns, 5 Years [Percent]	10.34%
Average Annual Total Returns, 10 Years [Percent]	8.81%
Lord Abbett Mid Cap Stock Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.
Portfolio Company Name [Text Block]	Lord Abbett Mid Cap Stock Fund (Class A)[15,17]
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	1.03%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	15.05%
Average Annual Total Returns, 5 Years [Percent]	9.37%
Average Annual Total Returns, 10 Years [Percent]	7.06%
Lord Abbett Small-Cap Value Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to deliver long-term growth of capital by investing primarily in stocks of small U.S. companies.
Portfolio Company Name [Text Block]	Lord Abbett Small-Cap Value Fund (Class A)[18,19]
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	1.19%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	1.39%
Average Annual Total Returns, 1 Year [Percent]	12.85%
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	6.42%
NYLI CBRE Real Estate Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Name [Text Block]	NYLI CBRE Real Estate Fund (Class A)***,[18]
Portfolio Company Adviser [Text Block]	New York Life Investment Management LLC
Portfolio Company Subadviser [Text Block]	CBRE Investment Management
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	1.52%
Average Annual Total Returns, 5 Years [Percent]	3.19%
Average Annual Total Returns, 10 Years [Percent]	4.35%
NYLI Winslow Large Cap Growth Fund (Class R3) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	NYLI Winslow Large Cap Growth Fund (Class R3)****,
Portfolio Company Adviser [Text Block]	New York Life Investment Management LLC
Portfolio Company Subadviser [Text Block]	Winslow Capital Management, Inc.
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	28.93%
Average Annual Total Returns, 5 Years [Percent]	16.25%
Average Annual Total Returns, 10 Years [Percent]	14.64%
Massachusetts Investors Growth Stock Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Massachusetts Investors Growth Stock Fund (Class A)[20]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.71%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	16.33%
Average Annual Total Returns, 5 Years [Percent]	12.49%
Average Annual Total Returns, 10 Years [Percent]	13.24%
Neuberger Berman Genesis Fund® (Trust Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	Neuberger Berman Genesis Fund® (Trust Class)[20]
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.09%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	1.44%
Average Annual Total Returns, 1 Year [Percent]	8.92%
Average Annual Total Returns, 5 Years [Percent]	8.36%
Average Annual Total Returns, 10 Years [Percent]	9.42%
Neuberger Berman Sustainable Equity Fund (Trust Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.
Portfolio Company Name [Text Block]	Neuberger Berman Sustainable Equity Fund (Trust Class)[20,21]
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.06%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	1.41%
Average Annual Total Returns, 1 Year [Percent]	27.93%
Average Annual Total Returns, 5 Years [Percent]	14.07%
Average Annual Total Returns, 10 Years [Percent]	11.43%
PIMCO Income Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize current income. Long-term capital appreciation is a secondary objective.
Portfolio Company Name [Text Block]	PIMCO Income Fund (Class A)
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	5.01%
Average Annual Total Returns, 5 Years [Percent]	2.49%
Average Annual Total Returns, 10 Years [Percent]	3.86%
PIMCO Real Return Portfolio (Admin Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO Real Return Portfolio (Admin Class)
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	2.13%
Average Annual Total Returns, 5 Years [Percent]	1.93%
Average Annual Total Returns, 10 Years [Percent]	2.16%
Pioneer High Yield Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Maximize total return through a combination of income and capital appreciation.
Portfolio Company Name [Text Block]	Pioneer High Yield Fund (Class A)***,22
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc
Current Expenses [Percent]	1.11%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	8.37%
Average Annual Total Returns, 5 Years [Percent]	3.06%
Average Annual Total Returns, 10 Years [Percent]	4.14%
Pioneer Strategic Income Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of current income.
Portfolio Company Name [Text Block]	Pioneer Strategic Income Fund (Class A)***,22
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.11%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	4.32%
Average Annual Total Returns, 5 Years [Percent]	1.46%
Average Annual Total Returns, 10 Years [Percent]	2.63%
Royce Small-Cap Total Return Fund (Service Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and current income.
Portfolio Company Name [Text Block]	Royce Small-Cap Total Return Fund (Service Class)[22]
Portfolio Company Adviser [Text Block]	Royce
Current Expenses [Percent]	1.53%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	1.88%
Average Annual Total Returns, 1 Year [Percent]	9.69%
Average Annual Total Returns, 5 Years [Percent]	8.82%
Average Annual Total Returns, 10 Years [Percent]	7.99%
T. Rowe Price Mid-Cap Value Fund (Class R) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation by investing primarily in mid-sized companies that appear to be undervalued.
Portfolio Company Name [Text Block]	T. Rowe Price Mid-Cap Value Fund (Class R)[22,23]
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.35%
Average Annual Total Returns, 1 Year [Percent]	15.69%
Average Annual Total Returns, 5 Years [Percent]	12.03%
Average Annual Total Returns, 10 Years [Percent]	9.44%
Templeton Foreign Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth.
Portfolio Company Name [Text Block]	Templeton Foreign Fund (Class A)[22]
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited
Current Expenses [Percent]	1.10%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	(2.48%)
Average Annual Total Returns, 5 Years [Percent]	3.35%
Average Annual Total Returns, 10 Years [Percent]	3.19%
The Hartford International Opportunities Fund (Class R4) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	The Hartford International Opportunities Fund (Class R4)[24,25]
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC (“HFMC”)
Portfolio Company Subadviser [Text Block]	Wellington Management Company, LLP
Current Expenses [Percent]	1.11%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	8.09%
Average Annual Total Returns, 5 Years [Percent]	4.91%
Average Annual Total Returns, 10 Years [Percent]	5.06%
Thornburg International Equity Fund (Class R4) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation by investing in equity and debt securities of all types. The secondary, non-fundamental goal of the Fund is to seek some current income.
Portfolio Company Name [Text Block]	Thornburg International Equity Fund (Class R4)[24]
Portfolio Company Adviser [Text Block]	Thornburg Investment Management, Inc. (“Thornburg”)
Current Expenses [Percent]	1.16%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	11.27%
Average Annual Total Returns, 5 Years [Percent]	7.02%
Average Annual Total Returns, 10 Years [Percent]	6.44%
Vanguard® Diversified Value Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation and income growth.
Portfolio Company Name [Text Block]	Vanguard® Diversified Value Portfolio[24,26]
Portfolio Company Adviser [Text Block]	Hotchkis and Wiley Capital Management, LLC (Hotchkis and Wiley), Lazard Asset Management LLC (Lazard)
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.60%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	14.89%
Average Annual Total Returns, 5 Years [Percent]	12.24%
Average Annual Total Returns, 10 Years [Percent]	9.76%
Vanguard® Equity Income Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide an above-average level of current income and reasonable long-term capital appreciation.
Portfolio Company Name [Text Block]	Vanguard® Equity Income Portfolio[27,28]
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP (Wellington Management, The Vanguard Group, Inc. (Vanguard)
Current Expenses [Percent]	0.27%
Platform Charge [Percent]	0.60%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	15.05%
Average Annual Total Returns, 5 Years [Percent]	9.87%
Average Annual Total Returns, 10 Years [Percent]	9.97%
Vanguard® Small Company Growth Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation.
Portfolio Company Name [Text Block]	Vanguard® Small Company Growth Portfolio[27,28]
Portfolio Company Adviser [Text Block]	ArrowMark Partners, Vanguard Quantitative Equity Group
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.60%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	11.38%
Average Annual Total Returns, 5 Years [Percent]	6.96%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Victory Sycamore Established Value Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital growth by investing primarily in common stocks.
Portfolio Company Name [Text Block]	Victory Sycamore Established Value Fund (Class A)[27,29]
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	9.87%
Average Annual Total Returns, 5 Years [Percent]	10.72%
Average Annual Total Returns, 10 Years [Percent]	10.42%
Victory Sycamore Small Company Opportunity Fund (Class R) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation.
Portfolio Company Name [Text Block]	Victory Sycamore Small Company Opportunity Fund (Class R)
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.46%
Platform Charge [Percent]	0.60%
Current Expenses + Platform Charge [Percent]	2.06%
Average Annual Total Returns, 1 Year [Percent]	4.95%
Average Annual Total Returns, 5 Years [Percent]	7.08%
Average Annual Total Returns, 10 Years [Percent]	8.74%
Virtus NFJ Dividend Value Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and income.
Portfolio Company Name [Text Block]	Virtus NFJ Dividend Value Fund (Class A)[30]
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	NFJ Investment Group, LLC
Current Expenses [Percent]	1.02%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	4.94%
Average Annual Total Returns, 5 Years [Percent]	6.22%
Average Annual Total Returns, 10 Years [Percent]	6.38%
Virtus NFJ Small-Cap Value Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and income.
Portfolio Company Name [Text Block]	Virtus NFJ Small-Cap Value Fund (Class A)[30]
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	NFJ Investment Group, LLC
Current Expenses [Percent]	1.17%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	5.65%
Average Annual Total Returns, 5 Years [Percent]	5.23%
Average Annual Total Returns, 10 Years [Percent]	4.81%
Voya Balanced Income Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize income while maintaining prospects for capital appreciation.
Portfolio Company Name [Text Block]	Voya Balanced Income Portfolio (Class I)***
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	13.00%
Average Annual Total Returns, 5 Years [Percent]	4.23%
Average Annual Total Returns, 10 Years [Percent]	5.27%
Voya Global Bond Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return through a combination of current income and capital appreciation.
Portfolio Company Name [Text Block]	Voya Global Bond Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(1.22%)
Average Annual Total Returns, 5 Years [Percent]	(2.48%)
Average Annual Total Returns, 10 Years [Percent]	0.28%
Voya Global Insights Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Voya Global Insights Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	9.31%
Average Annual Total Returns, 5 Years [Percent]	7.80%
Average Annual Total Returns, 10 Years [Percent]	9.02%
Voya GNMA Income Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of current income consistent with liquidity and safety of principal through investment primarily in Government National Mortgage Association (“GNMA”) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the U.S. government.
Portfolio Company Name [Text Block]	Voya GNMA Income Fund (Class A)[31]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	1.49%
Average Annual Total Returns, 5 Years [Percent]	(0.45%)
Average Annual Total Returns, 10 Years [Percent]	0.84%
Voya Government Money Market Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide high current return consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.
Portfolio Company Name [Text Block]	Voya Government Money Market Portfolio (Class I)[32]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.43%
Platform Charge [Percent]	0.50%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	4.95%
Average Annual Total Returns, 5 Years [Percent]	2.28%
Average Annual Total Returns, 10 Years [Percent]	1.57%
Voya Growth and Income Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.
Portfolio Company Name [Text Block]	Voya Growth and Income Portfolio (Class I)[33]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	23.85%
Average Annual Total Returns, 5 Years [Percent]	15.28%
Average Annual Total Returns, 10 Years [Percent]	12.56%
Voya Growth and Income Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.
Portfolio Company Name [Text Block]	Voya Growth and Income Portfolio (Class S)[34]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.92%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	23.56%
Average Annual Total Returns, 5 Years [Percent]	14.98%
Average Annual Total Returns, 10 Years [Percent]	12.27%
Voya High Yield Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide investors with a high level of current income and total return.
Portfolio Company Name [Text Block]	Voya High Yield Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	7.30%
Average Annual Total Returns, 5 Years [Percent]	3.13%
Average Annual Total Returns, 10 Years [Percent]	4.50%
Voya Index Plus LargeCap Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.
Portfolio Company Name [Text Block]	Voya Index Plus LargeCap Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.55%
Platform Charge [Percent]	0.40%
Current Expenses + Platform Charge [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	25.20%
Average Annual Total Returns, 5 Years [Percent]	13.87%
Average Annual Total Returns, 10 Years [Percent]	12.39%
Voya Index Plus MidCap Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.
Portfolio Company Name [Text Block]	Voya Index Plus MidCap Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.60%
Platform Charge [Percent]	0.40%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	9.91%
Average Annual Total Returns, 5 Years [Percent]	8.69%
Average Annual Total Returns, 10 Years [Percent]	15.17%
Voya Index Plus SmallCap Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.
Portfolio Company Name [Text Block]	Voya Index Plus SmallCap Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.60%
Platform Charge [Percent]	0.40%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	8.69%
Average Annual Total Returns, 5 Years [Percent]	8.38%
Average Annual Total Returns, 10 Years [Percent]	8.01%
Voya Index Solution 2025 Portfolio (Class S2) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Index Solution 2025 Portfolio (Class S2)[35]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	8.71%
Average Annual Total Returns, 5 Years [Percent]	5.13%
Average Annual Total Returns, 10 Years [Percent]	5.62%
Voya Index Solution 2030 Portfolio (Class S2) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Index Solution 2030 Portfolio (Class S2)[36,37]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	10.00%
Average Annual Total Returns, 5 Years [Percent]	5.94%
Average Annual Total Returns, 10 Years [Percent]	6.43%
Voya Index Solution 2035 Portfolio (Class S2) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Index Solution 2035 Portfolio (Class S2)[38]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	11.77%
Average Annual Total Returns, 5 Years [Percent]	6.73%
Average Annual Total Returns, 10 Years [Percent]	6.97%
Voya Index Solution 2040 Portfolio (Class S2) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Index Solution 2040 Portfolio (Class S2)[39,40]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	13.11%
Average Annual Total Returns, 5 Years [Percent]	7.88%
Average Annual Total Returns, 10 Years [Percent]	7.67%
Voya Index Solution 2045 Portfolio (Class S2) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Index Solution 2045 Portfolio (Class S2)[41]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	14.35%
Average Annual Total Returns, 5 Years [Percent]	8.51%
Average Annual Total Returns, 10 Years [Percent]	8.06%
Voya Index Solution 2050 Portfolio (Class S2) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Index Solution 2050 Portfolio (Class S2)[42,43]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	14.83%
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	8.13%
Voya Index Solution 2055 Portfolio (Class S2) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Index Solution 2055 Portfolio (Class S2)[44]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	14.90%
Average Annual Total Returns, 5 Years [Percent]	8.62%
Average Annual Total Returns, 10 Years [Percent]	8.14%
Voya Index Solution 2060 Portfolio (Class S2) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Index Solution 2060 Portfolio (Class S2)[45,46]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	14.96%
Average Annual Total Returns, 5 Years [Percent]	8.71%
Voya Index Solution 2065 Portfolio (Class S2) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Index Solution 2065 Portfolio (Class S2)[47,48]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	15.03%
Voya Index Solution Income Portfolio (Class S2) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Index Solution Income Portfolio
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	6.49%
Average Annual Total Returns, 5 Years [Percent]	3.36%
Average Annual Total Returns, 10 Years [Percent]	3.76%
Voya Intermediate Bond Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with reasonable risk.
Portfolio Company Name [Text Block]	Voya Intermediate Bond Fund (Class A)[49]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	2.50%
Average Annual Total Returns, 5 Years [Percent]	(0.13%)
Average Annual Total Returns, 10 Years [Percent]	1.64%
Voya Intermediate Bond Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.
Portfolio Company Name [Text Block]	Voya Intermediate Bond Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.55%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	2.82%
Average Annual Total Returns, 5 Years [Percent]	0.17%
Average Annual Total Returns, 10 Years [Percent]	1.97%
Voya International High Dividend Low Volatility Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum total return.
Portfolio Company Name [Text Block]	Voya International High Dividend Low Volatility Portfolio (Class S)[50]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	7.09%
Average Annual Total Returns, 5 Years [Percent]	4.31%
Average Annual Total Returns, 10 Years [Percent]	3.85%
Voya International Index Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.
Portfolio Company Name [Text Block]	Voya International Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.46%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	3.03%
Average Annual Total Returns, 5 Years [Percent]	4.39%
Average Annual Total Returns, 10 Years [Percent]	4.95%
Voya Large-Cap Growth Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	A non-diversified Fund that seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Voya Large-Cap Growth Fund (Class A)[51]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	34.62%
Average Annual Total Returns, 5 Years [Percent]	14.87%
Average Annual Total Returns, 10 Years [Percent]	13.91%
Voya Large Cap Growth Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	A non-diversified Portfolio that seeks long-term capital growth.
Portfolio Company Name [Text Block]	Voya Large Cap Growth Portfolio (Class I)[52]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	34.80%
Average Annual Total Returns, 5 Years [Percent]	15.11%
Average Annual Total Returns, 10 Years [Percent]	14.26%
Voya Large Cap Growth Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	A non-diversified Portfolio that seeks long-term capital growth.
Portfolio Company Name [Text Block]	Voya Large Cap Growth Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	34.53%
Average Annual Total Returns, 5 Years [Percent]	14.82%
Average Annual Total Returns, 10 Years [Percent]	13.97%
Voya Large Cap Value Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and current income.
Portfolio Company Name [Text Block]	Voya Large Cap Value Fund (Class A)[53]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	16.52%
Average Annual Total Returns, 5 Years [Percent]	11.11%
Average Annual Total Returns, 10 Years [Percent]	8.99%
Voya Large Cap Value Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and current income.
Portfolio Company Name [Text Block]	Voya Large Cap Value Portfolio (Class I)[54]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	17.06%
Average Annual Total Returns, 5 Years [Percent]	11.70%
Average Annual Total Returns, 10 Years [Percent]	9.50%
Voya Large Cap Value Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and current income.
Portfolio Company Name [Text Block]	Voya Large Cap Value Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.94%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	16.89%
Average Annual Total Returns, 5 Years [Percent]	11.40%
Average Annual Total Returns, 10 Years [Percent]	9.22%
Voya MidCap Opportunities Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Voya MidCap Opportunities Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.15%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	15.91%
Average Annual Total Returns, 5 Years [Percent]	11.16%
Average Annual Total Returns, 10 Years [Percent]	10.60%
Voya Multi-Manager International Small Cap Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum long-term capital appreciation.
Portfolio Company Name [Text Block]	Voya Multi-Manager International Small Cap Fund (Class A)[55]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Acadian Asset Management LLC and Victory Capital Management Inc
Current Expenses [Percent]	1.53%
Average Annual Total Returns, 1 Year [Percent]	5.56%
Average Annual Total Returns, 5 Years [Percent]	5.45%
Average Annual Total Returns, 10 Years [Percent]	6.21%
Voya RussellTM Large Cap Growth Index Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.
Portfolio Company Name [Text Block]	Voya RussellTM Large Cap Growth Index Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	34.26%
Average Annual Total Returns, 5 Years [Percent]	19.70%
Average Annual Total Returns, 10 Years [Percent]	17.26%
Voya RussellTM Large Cap Index Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.
Portfolio Company Name [Text Block]	Voya RussellTM Large Cap Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	26.95%
Average Annual Total Returns, 5 Years [Percent]	15.31%
Average Annual Total Returns, 10 Years [Percent]	13.63%
Voya RussellTM Large Cap Value Index Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.
Portfolio Company Name [Text Block]	Voya RussellTM Large Cap Value Index Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	14.66%
Average Annual Total Returns, 5 Years [Percent]	8.11%
Average Annual Total Returns, 10 Years [Percent]	8.06%
Voya RussellTM Mid Cap Index Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.
Portfolio Company Name [Text Block]	Voya RussellTM Mid Cap Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.40%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	14.90%
Average Annual Total Returns, 5 Years [Percent]	9.53%
Average Annual Total Returns, 10 Years [Percent]	9.22%
Voya RussellTM Small Cap Index Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.
Portfolio Company Name [Text Block]	Voya RussellTM Small Cap Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.45%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	11.13%
Average Annual Total Returns, 5 Years [Percent]	7.05%
Average Annual Total Returns, 10 Years [Percent]	7.51%
Voya Small Company Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.
Portfolio Company Name [Text Block]	Voya Small Company Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	10.56%
Average Annual Total Returns, 5 Years [Percent]	6.97%
Average Annual Total Returns, 10 Years [Percent]	7.42%
Voya SmallCap Opportunities Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Voya SmallCap Opportunities Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	18.90%
Average Annual Total Returns, 5 Years [Percent]	7.90%
Average Annual Total Returns, 10 Years [Percent]	7.51%
Voya Solution 2025 Portfolio (Class S2) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2025 Portfolio (Class S2)[56]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	8.44%
Average Annual Total Returns, 5 Years [Percent]	4.92%
Average Annual Total Returns, 10 Years [Percent]	5.53%
Voya Solution 2030 Portfolio (Class S2) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2030 Portfolio (Class S2)[57,58]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	10.11%
Average Annual Total Returns, 5 Years [Percent]	5.98%
Average Annual Total Returns, 10 Years [Percent]	6.40%
Voya Solution 2035 Portfolio (Class S2) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2035 Portfolio (Class S2)[59]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	11.68%
Average Annual Total Returns, 5 Years [Percent]	6.77%
Average Annual Total Returns, 10 Years [Percent]	6.87%
Voya Solution 2040 Portfolio (Class S2) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal.
Portfolio Company Name [Text Block]	Voya Solution 2040 Portfolio (Class S2)[60,61]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	13.12%
Average Annual Total Returns, 5 Years [Percent]	7.87%
Average Annual Total Returns, 10 Years [Percent]	7.61%
Voya Solution 2045 Portfolio (Class S2) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2045 Portfolio (Class S2)[62]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	14.13%
Average Annual Total Returns, 5 Years [Percent]	8.38%
Average Annual Total Returns, 10 Years [Percent]	7.75%
Voya Solution 2050 Portfolio (Class S2) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2050 Portfolio (Class S2)[63,64]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	15.18%
Average Annual Total Returns, 5 Years [Percent]	8.91%
Average Annual Total Returns, 10 Years [Percent]	8.40%
Voya Solution 2055 Portfolio (Class S2) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal.
Portfolio Company Name [Text Block]	Voya Solution 2055 Portfolio (Class S2)[65]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	14.90%
Average Annual Total Returns, 5 Years [Percent]	8.51%
Average Annual Total Returns, 10 Years [Percent]	7.87%
Voya Solution 2060 Portfolio (Class S2) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2060 Portfolio (Class S2)[66,67]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	14.90%
Average Annual Total Returns, 5 Years [Percent]	8.44%
Voya Solution 2065 Portfolio (Class S2) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2065 Portfolio (Class S2)[68,69]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	14.99%
Voya Solution Aggressive Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation.
Portfolio Company Name [Text Block]	Voya Solution Aggressive Portfolio (Class I)***
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.15%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	17.47%
Average Annual Total Returns, 5 Years [Percent]	9.74%
Average Annual Total Returns, 10 Years [Percent]	8.75%
Voya Solution Balanced Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).
Portfolio Company Name [Text Block]	Voya Solution Balanced Portfolio (Class I)***
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.15%
Current Expenses + Platform Charge [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	12.66%
Average Annual Total Returns, 5 Years [Percent]	6.89%
Average Annual Total Returns, 10 Years [Percent]	6.71%
Voya Solution Conservative Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.
Portfolio Company Name [Text Block]	Voya Solution Conservative Portfolio (Class I)****
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.66%
Platform Charge [Percent]	0.15%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	6.62%
Average Annual Total Returns, 5 Years [Percent]	3.29%
Average Annual Total Returns, 10 Years [Percent]	3.91%
Voya Solution Income Portfolio (Class S2) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution Income Portfolio (Class S2)[70]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	6.06%
Average Annual Total Returns, 5 Years [Percent]	3.36%
Average Annual Total Returns, 10 Years [Percent]	3.91%
Voya U. S. Bond Index Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Bloomberg U.S. Aggregate Bond Index.
Portfolio Company Name [Text Block]	Voya U.S. Bond Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	0.80%
Average Annual Total Returns, 5 Years [Percent]	(0.65%)
Average Annual Total Returns, 10 Years [Percent]	1.01%
VY® American Century Small-Mid Cap Value Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth. Income is a secondary objective.
Portfolio Company Name [Text Block]	VY® American Century Small-Mid Cap Value Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	8.02%
Average Annual Total Returns, 5 Years [Percent]	7.89%
Average Annual Total Returns, 10 Years [Percent]	8.28%
VY® Baron Growth Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	VY® Baron Growth Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	BAMCO, Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	4.66%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	9.87%
VY® CBRE Real Estate Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return including capital appreciation and current income.
Portfolio Company Name [Text Block]	VY® CBRE Real Estate Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	CBRE Investment Management Listed Real Assets, LLC
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	4.30%
Average Annual Total Returns, 5 Years [Percent]	4.24%
Average Annual Total Returns, 10 Years [Percent]	5.10%
VY® Columbia Contrarian Core Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return consisting of long-term capital appreciation and current income.
Portfolio Company Name [Text Block]	VY® Columbia Contrarian Core Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	23.07%
Average Annual Total Returns, 5 Years [Percent]	14.71%
Average Annual Total Returns, 10 Years [Percent]	12.56%
VY® Columbia Small Cap Value II Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	VY® Columbia Small Cap Value II Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	11.27%
Average Annual Total Returns, 5 Years [Percent]	9.91%
Average Annual Total Returns, 10 Years [Percent]	7.76%
VY® Invesco Comstock Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital growth and income.
Portfolio Company Name [Text Block]	VY® Invesco Comstock Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	14.70%
Average Annual Total Returns, 5 Years [Percent]	11.29%
Average Annual Total Returns, 10 Years [Percent]	9.33%
VY® Invesco Equity and Income Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return consisting of long-term capital appreciation and current income.
Portfolio Company Name [Text Block]	VY® Invesco Equity and Income Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	11.71%
Average Annual Total Returns, 5 Years [Percent]	8.04%
Average Annual Total Returns, 10 Years [Percent]	7.07%
VY® Invesco Growth and Income Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and income.
Portfolio Company Name [Text Block]	VY® Invesco Growth and Income Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	16.15%
Average Annual Total Returns, 5 Years [Percent]	10.27%
Average Annual Total Returns, 10 Years [Percent]	8.83%
VY® JPMorgan Emerging Markets Equity Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	VY® JPMorgan Emerging Markets Equity Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	1.44%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	1.54%
Average Annual Total Returns, 1 Year [Percent]	1.92%
Average Annual Total Returns, 5 Years [Percent]	(0.77%)
Average Annual Total Returns, 10 Years [Percent]	3.70%
VY® JPMorgan Mid Cap Value Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth from capital appreciation.
Portfolio Company Name [Text Block]	VY® JPMorgan Mid Cap Value Portfolio (Class S)[71]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	14.04%
Average Annual Total Returns, 5 Years [Percent]	8.39%
Average Annual Total Returns, 10 Years [Percent]	7.68%
VY® JPMorgan Small Cap Core Equity Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital growth over the long-term.
Portfolio Company Name [Text Block]	VY® JPMorgan Small Cap Core Equity Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	1.13%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	10.74%
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	7.97%
V Y T. Rowe Price Capital Appreciation Portfolio Class S [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.
Portfolio Company Name [Text Block]	VY® T. Rowe Price Capital Appreciation Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	12.49%
Average Annual Total Returns, 5 Years [Percent]	10.35%
Average Annual Total Returns, 10 Years [Percent]	10.35%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)[72]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	23.92%
Average Annual Total Returns, 5 Years [Percent]	11.22%
Average Annual Total Returns, 10 Years [Percent]	11.94%
V Y T. Rowe Price Diversified Mid Cap Growth Portfolio Class S [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	23.45%
Average Annual Total Returns, 5 Years [Percent]	10.92%
Average Annual Total Returns, 10 Years [Percent]	11.65%
V Y T. Rowe Price Equity Income Portfolio Class S [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.
Portfolio Company Name [Text Block]	VY® T. Rowe Price Equity Income Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	11.45%
Average Annual Total Returns, 5 Years [Percent]	8.28%
Average Annual Total Returns, 10 Years [Percent]	8.17%
V Y T. Rowe Price Growth Equity Portfolio Class S [Member]
Prospectus:
Portfolio Company Objective [Text Block]	A non-diversified Portfolio that seeks long-term growth through investments in stocks.
Portfolio Company Name [Text Block]	VY® T. Rowe Price Growth Equity Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	29.35%
Average Annual Total Returns, 5 Years [Percent]	12.89%
Average Annual Total Returns, 10 Years [Percent]	13.41%
Wanger Acorn [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Wanger Acorn
Portfolio Company Adviser [Text Block]	Columbia Wanger Asset Management, LLC
Current Expenses [Percent]	0.95%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	14.18%
Average Annual Total Returns, 5 Years [Percent]	4.58%
Average Annual Total Returns, 10 Years [Percent]	8.12%
Wanger International [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Wanger International
Portfolio Company Adviser [Text Block]	Columbia Wanger Asset Management, LLC
Current Expenses [Percent]	1.14%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	(8.25%)
Average Annual Total Returns, 5 Years [Percent]	(0.72%)
Average Annual Total Returns, 10 Years [Percent]	3.07%
Western Asset Mortgage Total Return Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high current return.
Portfolio Company Name [Text Block]	Western Asset Mortgage Total Return Fund (Class A)[73]
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.05%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	3.11%
Average Annual Total Returns, 5 Years [Percent]	(1.00%)
Average Annual Total Returns, 10 Years [Percent]	1.05%
Account Value Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Account Value Death Benefit
Purpose of Benefit [Text Block]	Pays a death benefit equal to the Account Value
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

For amounts held in the Guaranteed Accumulation Account, if a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Any advisory fees deducted reduce Account Value and thus reduce the amount of this death benefit.

Name of Benefit [Text Block]	Account Value Death Benefit
Return of Purchase Payment Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Return of Purchase Payment Death Benefit
Purpose of Benefit [Text Block]

Death benefit is the greater of:

•   Your Account Value plus any positive aggregate market value adjustment that applies to amounts allocated to the Guaranteed Accumulation Account; or

•   The sum of payments (minus any applicable premium tax) made to your account minus withdrawals made from your account and any outstanding loan amount.

Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

If Beneficiary does not request payment of the death benefit as a lump sum or as an Income Phase payment option within six months of your death, the amount of the death benefit is the Account Value. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits. (See “Account Value Death Benefit”).

Any advisory fees deducted reduce the amount of this death benefit.

Name of Benefit [Text Block]	Return of Purchase Payment Death Benefit
Asset Rebalancing Program [Member]
Prospectus:
Name of Benefit [Text Block]	Asset Rebalancing Program
Purpose of Benefit [Text Block]	Allows you to reallocate your Account Value in the investments and percentages you identify.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Account Values invested in certain investment options may not be available for rebalancing under this program. Subaccount reallocations or changes outside of the asset rebalancing program may affect the program. Changes such as Fund mergers, substitutions or closures may also affect the program. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Name of Benefit [Text Block]	Asset Rebalancing Program
Systematic Distribution Options [Member]
Prospectus:
Name of Benefit [Text Block]	Systematic Distribution Options
Purpose of Benefit [Text Block]	Allows you to receive regular payments from your account without moving into the Income Phase.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	If not required under the plan, VRIAC may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Name of Benefit [Text Block]	Systematic Distribution Options
Loans [Member]
Prospectus:
Name of Benefit [Text Block]	Loans
Purpose of Benefit [Text Block]	Allows you to borrow against your Account Value.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Current [Percent]	3.00%
Brief Restrictions / Limitations [Text Block]	Amounts borrowed under a Contract do not participate in the investment performance of the Subaccounts and the interest guarantees of the Fixed Interest Options and you may lose the benefit of tax-deferred growth on earnings. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Name of Benefit [Text Block]	Loans
Transferred Asset Benefit Option ("TAB") [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	5.00%
Name of Benefit [Text Block]	Transferred Asset Benefit Option (“TAB”)
Purpose of Benefit [Text Block]	The Company may provide a transferred asset benefit (“TAB”) option to the Contract Holder in connection with the purchase of the Contract in order to help defray charges that may apply when assets are transferred from another financial provider.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	5.00%
Brief Restrictions / Limitations [Text Block]	In the event that the Contract Holder elects the TAB option, there will be an additional transferred asset benefit charge not to exceed 1.00% (not to exceed 0.50% for contracts issued prior to September 27, 2010, or upon state regulatory approval of the maximum 1.00% charge, whichever is later), and a reduction in the Fixed Plus Account II or the Fixed Plus Account II A interest credited rate not to exceed 1.00% (not to exceed 0.50% for contracts issued prior to September 27, 2010, or upon state regulatory approval of the maximum 1.00% charge, whichever is later), which will apply to all participants under the Contract regardless of whether they receive the benefit of the TAB. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Name of Benefit [Text Block]	Transferred Asset Benefit Option (“TAB”)
Deduction of Advisory Fees from Participant Account [Member]
Prospectus:
Name of Benefit [Text Block]	Deduction of Advisory Fees from Participant Account
Purpose of Benefit [Text Block]	Contract permits adviser retained by participant to have its fees deducted from participant account.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

Advisory fees deducted reduce the amount of death benefit and may be treated as a withdrawal upon proper authorization – see discussion of each death benefit in this table above.

Withdrawal of advisory fees from a participant’s account may be subject to federal and state income taxes and a 10% federal penalty tax.

Name of Benefit [Text Block]	Deduction of Advisory Fees from Participant Account